UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

                  Investment Company Act file number 811-08922
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                   Mutual of America Institutional Funds, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      320 Park Avenue, New York, N.Y. 10022
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 John R. Greed
                          Executive Vice President and
                            Chief Financial Officer
                  Mutual of America Institutional Funds, Inc.
                                320 Park Avenue
                               New York, NY 10022
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (212) 224-1600
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                      Date of fiscal year end: December 31
--------------------------------------------------------------------------------

                     Date of reporting period: June 30, 2003
--------------------------------------------------------------------------------

ITEM 1.    REPORTS TO STOCKHOLDERS.

           The Semi-Annual Report to shareholders which was filed via EDGAR on August 29, 2003 follows:

                                                       MUTUAL OF AMERICA
                                                       INSTITUTIONAL FUNDS, INC.

                               SEMI-ANNUAL REPORT

                                ALL AMERICA FUND
                                EQUITY INDEX FUND
                            MID-CAP EQUITY INDEX FUND
                             AGGRESSIVE EQUITY FUND
                                    BOND FUND
                                MONEY MARKET FUND

                                  JUNE 30, 2003

   This report is not to be construed as an offering for sale. No offering is made except in conjunction with a prospectus which
                     must precede or accompany this report.

                                    CONTENTS

                                                                            Page
                                                                            ----
President's Message .......................................................    1

Performance Graphs ........................................................    2

Portfolio of Investments in Securities:

  All America Fund ........................................................    7

  Equity Index Fund .......................................................   15

  Mid-Cap Equity Index Fund ...............................................   20

  Aggressive Equity Fund ..................................................   24

  Bond Fund ...............................................................   26

  Money Market Fund .......................................................   29

Statement of Assets and Liabilities .......................................   30

Statement of Operations ...................................................   31

Statements of Changes in Net Assets .......................................   33

Financial Highlights ......................................................   35

Notes to Financial Statements .............................................   37

================================================================================
                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                    320 PARK AVENUE, NEW YORK, NEW YORK 10022
================================================================================

Dear Shareholder:

      The 12 months ending June 30, 2003 continued to be challenging and difficult for the capital markets in general. Through the first nine months of this period, slow growth in the U.S. economy, concern over war in Iraq, corporate and accounting scandals, as well as unprecedented default rates on corporate bonds, weighed heavily on investors confidence. Since mid-March 2003, however, the equity markets have generally regained the losses suffered in the previous three quarters concurrent with establishing military control in Iraq and indications that the economy is rebounding. The Standard & Poor's 500(R) Stock Index, representing large-cap stocks, was up 0.3% for the 12-month period ending June 30, 2003, while it was up 11.8% for the six months ending June 30, 2003.

      The corporate bond default rate peaked in 2002, forcing a flight to quality by investors. This default rate then fell substantially in the first half of 2003. This same period also saw Treasury bond yields fall to historical lows. On June 30 2003, the yield on 10-year Treasury bonds was 3.5%, compared to 4.8% a year ago. Bond investors looking for relatively higher yields accepted lower quality bonds, reversing the prior years' trend.

      The economy has been and continues to be buoyed by consumer spending, which in turn has been supported by mortgage refinancings and a strong housing market. The recent period of low interest rates that allowed consumers to refinance their mortgages has provided them with the liquidity to fund continued spending. While unemployment rates have risen and consumer confidence has slipped somewhat, consumer spending remains strong and should be further supported by recent cuts in federal income tax rates. There are some indications that corporate spending may begin to stabilize and improve, which should nudge the U.S. economy to improve.

      Many economists expect the economy to grow at a faster rate in the second half of 2003 than it did over the previous year, when average real Gross Domestic Product stood at 2.3%. One threat to such growth could be a sharp rise in interest rates, due partially to the projected federal deficit of $400 billion in 2003, although interest rates continue to be low on a historical basis.

                  Total Returns-Six Months Ended June 30, 2003

         All America Fund .................................     +11.9%
         Equity Index Fund ................................     +11.7%
         Mid-Cap Equity Index Fund ........................     +12.3%
         Aggressive Equity Fund ...........................     + 9.8%
         Bond Fund ........................................     + 4.7%
         Money Market Fund ................................     + 0.5%

      All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than when purchased.

      On the pages which immediately follow are brief presentations and graphs for each Fund (except the Money Market Fund), illustrating each Fund's respective:

      o Historical total return achieved over specified periods, expressed as an average annual rate and as a cumulative rate;

      o Equivalent in dollars of a $10,000 hypothetical investment at the beginning of each specified period; and

      o     Historical performance compared with an appropriate index.

      The portfolios of each Fund and financial statements are presented in the pages that then follow.

      Thank you for your continued investment in our Funds.

                                  Sincerely,

                                  /s/ Dolores Morrissey

                                  Dolores Morrissey
                                  Chairman of the Board and President,
                                  Mutual of America Institutional Funds, Inc.

                                ALL AMERICA FUND

      The equity markets as represented by the Standard & Poor's 500(R) Stock Index remained within a trading range from July 1, 2002 through mid-March 2003. Only then did prices begin a sustained, broad-based rally that has encompassed most sectors. This can be attributed to investor sentiment that the economy and geopolitical climate are improving. Large-cap stocks outperformed small-cap stocks for the 12 months ending June 30, 2003. Large-cap value stocks were the strongest performers for those 12 months, followed by small-cap growth, large-cap value and small-cap value. However, for the six months ending June 30, 2003, small-cap growth stocks led the way, followed by small-cap value, large-cap value and large-cap growth.

      The investment objective of the All America Fund is to outperform the S&P 500(R). The Fund is approximately 60% invested in the 500 stocks that comprise the S&P 500(R) with the remaining 40% actively managed using four different investment approaches. The actively managed portion of the Fund is approximately equally distributed in large-cap growth, small-cap growth, large-cap value and small-cap value stocks. Mutual of America Capital Management Corporation manages the value assets and the small-cap growth assets. A sub-advisor manages the large-cap growth assets.

      The Fund's return for the 12 months ending June 30, 2003 was -3.2% versus the benchmark return of 0.3%.

[The following information was depicted as a line graph in the printed material]

                         GROWTH OF A $10,0000 INVESTMENT

            Dates              All America Fund        S & P 500 Index
            -----              ----------------        ---------------
           5/1/1996                 10,000                  10,000
          6/30/1996                 10,103                  10,301
          6/30/1997                 12,883                  13,875
          6/30/1998                 15,883                  18,060
          6/30/1999                 18,940                  22,168
          6/30/2000                 22,225                  23,773
          6/30/2001                 18,031                  20,248
          6/30/2002                 14,877                  16,605
          6/30/2003                 14,399                  16,648

--------------------------------------------------------------------------------
                                All America Fund

                                                               Total Return
Period                                    Growth         -----------------------
Ended                                       of           Cumu-           Average
6/30/2003                                $10,000         lative           Annual
--------------------------------------------------------------------------------
1 Year                                   $ 9,678          -3.2%           -3.2%
5 Years                                  $ 9,066          -9.3%           -1.9%
Since 5/1/96
  (Inception)                            $14,399          44.0%            5.2%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  S&P 500 Index

                                                               Total Return
Period                                    Growth         -----------------------
Ended                                       of           Cumu-           Average
6/30/2003                                $10,000         lative           Annual
--------------------------------------------------------------------------------
1 Year                                   $10,026           0.3%            0.3%
5 Years                                  $ 9,217          -7.8%           -1.6%
Since 5/1/96
 (Inception)                             $16,648          66.5%            7.4%
--------------------------------------------------------------------------------

The line representing the performance return of the All America Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                                EQUITY INDEX FUND

      The S&P 500(R) Stock Index consists of 500 domestic stocks chosen for market size, liquidity and industry group representation. The S&P 500(R) is a market-weighted index of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and over the counter on Nasdaq, with each stock's weight in the Index proportionate to its market value. The weightings make each company s influence on the Index's performance directly proportional to that company's market value.

      The S&P 500(R) remained within a trading range from July 1, 2002 through mid-March 2003. Only then did prices begin a sustained, broad-based rally that has encompassed most sectors. This can be attributed to investor sentiment that the economy and geopolitical climate are improving.

      The investment objective of the Institutional Equity Index Fund is to replicate the performance of its benchmark, the S&P 500(R). The Institutional Equity Index Fund's performance for the 12 months ending June 30, 2003 was 0.2%, net of expenses. The benchmark return, which does not include expenses, was 0.3%.

[The following information was depicted as a line graph in the printed material]

                         GROWTH OF A $10,000 INVESTMENT

                 Dates        Equity Index Fund       S & P 500 Index
                 -----        -----------------       ---------------
                5/3/1999            10,000                10,000
               6/30/1999            10,145                10,306
               6/30/2000            10,839                11,052
               6/30/2001             9,235                 9,413
               6/30/2002             7,553                 7,719
               6/30/2003             7,567                 7,740

--------------------------------------------------------------------------------
                                Equity Index Fund

                                                               Total Return
Period                                    Growth         -----------------------
Ended                                       of           Cumu-           Average
6/30/2003                                $10,000         lative           Annual
--------------------------------------------------------------------------------
1 Year                                   $10,019            0.2%            0.2%
Since 5/3/99
  (Inception)                            $ 7,567          -24.3%           -6.5%
--------------------------------------------------------------------------------
                                  S&P 500 Index

                                                               Total Return
Period                                    Growth         -----------------------
Ended                                       of           Cumu-           Average
6/30/2003                                $10,000         lative           Annual
--------------------------------------------------------------------------------
1 Year                                   $10,026            0.3%            0.3%
Since 5/3/99
  (Inception)                            $ 7,740          -22.6%           -6.0%
--------------------------------------------------------------------------------

The line representing the performance return of the Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                            MID-CAP EQUITY INDEX FUND

      The Mid-Cap Equity Index Fund invests in the 400 stocks that comprise the S&P 400 MidCap Index. The Index is a market-weighted index of 400 stocks traded on the New York Stock Exchange, American Stock Exchange and Nasdaq. The weightings make each company's influence on the Index's performance directly proportional to that company's market value. The companies included in the Index tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

      For  the  12-month  period  ending  June  30,  2003,  mid-cap  stocks  (as represented by the S&P 400 MidCap Index) trailed large-cap stocks (as represented by the S&P 500(R)), while outperforming small-caps (represented by the Russell 2000(R) Index). For the six months ending June 30, mid-cap stocks outperformed large-caps, but trailed small-caps.

      The investment objective of the Mid-Cap Equity Index Fund is to replicate the performance of its benchmark, the Standard & Poor's 400 MidCap Index. The Mid-Cap Equity Index Fund's performance for the 12-month period ending June 30, 2003 tracked that of its benchmark, as both had returns of -0.7%.

[The following information was depicted as a line graph in the printed material]

                         GROWTH OF A $10,000 INVESTMENT

              Dates       Mid-Cap Equity Index Fund      S & P Mid-Cap 400 Index
              -----       -------------------------      -----------------------
             9/1/2000              10,000                        10,000
            6/30/2001               9,525                         9,642
            6/30/2002               9,054                         9,187
            6/30/2003               8,988                         9,122

--------------------------------------------------------------------------------
                            Mid-Cap Equity Index Fund

                                                               Total Return
Period                                    Growth         -----------------------
Ended                                       of           Cumu-           Average
6/30/2003                                $10,000         lative           Annual
--------------------------------------------------------------------------------
1 Year                                   $ 9,927           -0.7%          -0.7%
Since 9/1/00
  (Inception)                            $ 8,988          -10.1%          -3.7%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              S&P MidCap 400 Index

                                                              Total Return
Period                                    Growth         -----------------------
Ended                                       of           Cumu-           Average
6/30/2003                                $10,000         lative           Annual
--------------------------------------------------------------------------------
1 Year                                   $ 9,929          -0.7%           -0.7%
Since 9/1/00
  (Inception)                            $ 9,122          -8.8%           -3.2%
--------------------------------------------------------------------------------

The line representing the performance return of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                             AGGRESSIVE EQUITY FUND

      For the 12 months ending June 30, 2003, the performance of small-cap stocks (as represented by the Russell 2000(R) Index) trailed behind both large- and mid-cap stocks (as measured by the Standard & Poor's 500(R) Stock Index and S&P 400 MidCap Index, respectively). In the latter part of the period, small-cap stocks moved up sharply as the Russell 2000(R) Index had its strongest rally in more than a decade, outperforming large-cap stocks. The Fund's performance trailed the benchmark, due in part to the type of stocks that were rallying within the Index, including companies of very small capitalizations and companies with no earnings that do not meet the Fund's investment criteria.

      The objective of the Institutional Aggressive Equity Fund is capital appreciation through investing in both growth and value stocks, generally of companies with small market capitalizations. The respective weightings of growth and value stocks are determined by market conditions. For the 12 months ending June 30, 2003, the Fund returned -12.8% versus -1.6% for the Russell 2000(R) Index.

                         GROWTH OF A $10,000 INVESTMENT

[The following information was depicted as a line graph in the printed material]

               Dates          Aggressive Equity Fund     Russell 2000 Index
               -----          ----------------------     ------------------
             9/1/2000               10,000                     10,000
             6/30/2001               8,725                      9,654
             6/30/2002               8,527                      8,823
             6/30/2003               7,433                      8,679

--------------------------------------------------------------------------------
                             Aggressive Equity Fund

                                                               Total Return
Period                                    Growth         -----------------------
Ended                                       of           Cumu-           Average
6/30/2003                                $10,000         lative           Annual
--------------------------------------------------------------------------------
1 Year                                   $ 8,717          -12.8%          -12.8%
Since 9/1/00
  (Inception)                            $ 7,433          -25.7%          -10.0%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               Russell 2000 Index

                                                               Total Return
Period                                    Growth         -----------------------
Ended                                       of           Cumu-           Average
6/30/2003                                $10,000         lative           Annual
--------------------------------------------------------------------------------
1 Year                                   $ 9,836           -1.6%          -1.6%
Since 9/1/00
  (Inception)                            $ 8,679          -13.2%          -4.9%
--------------------------------------------------------------------------------

The line representing the performance return of the Aggressive Equity Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                                MONEY MARKET FUND

      The Money Market Fund's investment objective is the realization of high current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital. Through investing in high quality commercial paper, the Fund returned 1.3% for the 12 months ended June 30, 2003. Short-term rates declined substantially during this period, as the Federal Reserve Board lowered the Federal Funds rate from 1.75% to 1.00% in an attempt to stimulate the economy. The seven-day effective yield as of August 19, 2003 is 0.8%. As with all performance reporting, this yield is not necessarily indicative of future annual yields. Neither the Federal Deposit Insurance Corporation nor any other U.S. Government agency insures or guarantees the Institutional Fund's Money Market Fund shares.

                                    BOND FUND

      The Institutional Bond Fund seeks a high level of return consistent with the preservation of capital through investment in publicly traded debt securities. The Fund primarily invests in corporate, U.S. Government agency, and mortgage-backed securities that normally yield more than U.S. Treasury issues. For the 12 months ended June 30, 2003, the Fund returned 8.8%; its benchmark, the Lehman Brothers Aggregate Bond Index returned 10.4% for the same period. Relative to the benchmark, the Fund has, over this period, maintained a near market weighting in mortgage-backed securities, while slightly underweighting government issues. The Fund continued to emphasize higher yielding, but more volatile, corporate issues. In 2002, this volatility rose to unprecedented levels due to a weakening domestic economy and well publicized accounting and corporate governance issues. Since the beginning of 2003, corporate bond prices have been more stable and yield relationships have begun to revert to historical levels. This may enable the Fund to outperform the more stable issues that dominate the Lehman Brothers Aggregate Bond Index in the future as long as the current trend continues.

[The following information was depicted as a line graph in the printed material]

                         GROWTH OF A $10,000 INVESTMENT

                                                        Lehman Bros.
                 Dates              Bond Fund       Aggregate Bond Index
                 -----              ---------       --------------------
                5/1/1996             10,000                10,000
               6/28/1996             10,074                10,114
               6/30/1997             10,748                10,939
               6/30/1998             11,884                12,092
               6/30/1999             12,116                12,471
               6/30/2000             12,234                13,039
               6/30/2001             13,267                14,504
               6/30/2002             14,060                15,755
               6/30/2003             15,291                17,394

--------------------------------------------------------------------------------
                                    Bond Fund

                                                               Total Return
Period                                    Growth         -----------------------
Ended                                       of           Cumu-           Average
6/30/2003                                $10,000         lative           Annual
--------------------------------------------------------------------------------
1 Year                                   $10,876            8.8%            8.8%
5 Years                                  $12,868           28.7%            5.2%
Since 5/1/96
  (Inception)                            $15,291           52.9%            6.1%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        Lehman Bros. Aggregate Bond Index

                                                               Total Return
Period                                    Growth         -----------------------
Ended                                       of           Cumu-           Average
6/30/2003                                $10,000         lative           Annual
--------------------------------------------------------------------------------
1 Year                                   $11,040           10.4%           10.4%
5 Years                                  $14,383           43.8%            7.5%
Since 5/1/96
  (Inception)                            $17,394           73.9%            8.0%
--------------------------------------------------------------------------------
The line representing the performance return of the Bond Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of each Index does not.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2003 (Unaudited)

                                                           Shares        Value
                                                           ------        -----
INDEXED ASSETS:
COMMON STOCKS
   eBay, Inc.* ...................................            893    $    93,033
   3M Company ....................................          1,144        147,553
   ADC Telecommunications, Inc.* .................          2,332          5,429
   AES Corp.* ....................................          1,803         11,449
   AOL Time Warner, Inc.* ........................         13,233        212,919
   AT&T Corp. ....................................          2,314         44,544
   AT&T Wireless Services.* ......................          7,946         65,237
   Abbott Laboratories ...........................          4,584        200,596
   Ace, Ltd.* ....................................            771         26,438
   Adobe Systems, Inc. ...........................            703         22,545
   Advanced Micro Devices, Inc.* .................          1,003          6,429
   Aetna, Inc. ...................................            429         25,826
   Aflac, Inc. ...................................          1,521         46,771
   Agilent Technologies, Inc.* ...................          1,364         26,666
   Air Products & Chemicals, Inc. ................            667         27,747
   Alberto-Culver Co. ............................            160          8,176
   Albertson's, Inc. .............................          1,117         21,446
   Alcoa, Inc. ...................................          2,486         63,393
   Allegheny Energy, Inc.* .......................            368          3,110
   Allegheny Technologies, Inc. ..................            223          1,472
   Allergan, Inc. ................................            379         29,221
   Allied Waste Industries, Inc.* ................            619          6,221
   Allstate Corp. ................................          2,082         74,223
   Alltel Corp. ..................................            913         44,025
   Altera Corp.* .................................          1,128         18,499
   Altria Group, Inc. ............................          5,958        270,732
   AmSouth Bancorporation ........................          1,061         23,172
   Ambac Financial Group, Inc. ...................            294         19,478
   Amerada Hess Corp. ............................            247         12,147
   Ameren Corp. ..................................            426         18,787
   American Electric Power, Inc. .................          1,145         34,155
   American Express Co. ..........................          3,816        159,547
   American Greetings Corp. Cl A* ................            180          3,535
   American Int'l. Group, Inc. ...................          7,671        423,286
   American Power Conversion .....................            576          8,980
   American Standard Cos., Inc.* .................            201         14,860
   Amerisource Bergen Corp. ......................            291         20,181
   Amgen, Inc.* ..................................          3,706        248,228
   Anadarko Petroleum Corp. ......................            729         32,419
   Analog Devices, Inc.* .........................          1,072         37,316
   Andrew Corp.* .................................            272          2,502
   Anheuser-Busch Cos., Inc. .....................          2,455        125,328
   Anthem, Inc.* .................................            409         31,554
   Aon Corp. .....................................            895         21,552
   Apache Corp. ..................................            464         30,188
   Apartment Investment & Mgmt. Co. ..............            280          9,688
   Apollo Group, Inc. Cl A* ......................            507         31,312
   Apple Computer, Inc.* .........................          1,045         19,980
   Applera Corp.-Applied Biosys ..................            623         11,856
   Applied Materials, Inc.* ......................          4,877         77,349
   Applied Micro Circuits, Corp.* ................            879          5,318
   Archer-Daniels-Midland Co. ....................          1,912         24,607
   Ashland, Inc. .................................            192          5,891
   AutoZone, Inc.* ...............................            273         20,740
   Autodesk, Inc. ................................            318          5,139
   Automatic Data Processing, Inc. ...............          1,764         59,729
   Autonation, Inc.* .............................            840         13,205
   Avaya, Inc.* ..................................          1,122          7,248
   Avery Dennison Corp. ..........................            304         15,261
   Avon Products, Inc. ...........................            694         43,167
   BB & T Corp. ..................................          1,407         48,260
   BJ Services Co.* ..............................            460         17,186
   BMC Software, Inc.* ...........................            712         11,627
   Baker Hughes, Inc. ............................            990         33,234
   Ball Corp. ....................................            157          7,145
   Bank One Corp. ................................          3,361        124,962
   Bank of America Corp. .........................          4,419        349,234
   Bank of New York Co., Inc. ....................          2,256         64,860
   Bard (C.R.), Inc. .............................            145         10,340
   Bausch & Lomb, Inc. ...........................            149          5,588
   Baxter International, Inc. ....................          1,764         45,864
   Bear Stearns Cos., Inc. .......................            276         19,988
   Becton Dickinson & Co. ........................            759         29,487
   Bed Bath & Beyond, Inc.* ......................            858         33,299
   BellSouth Corp. ...............................          5,434        144,707
   Bemis Co. .....................................            146          6,833
   Best Buy Co., Inc.* ...........................            941         41,329
   Big Lots, Inc.* ...............................            321          4,828
   Biogen, Inc.* .................................            437         16,606
   Biomet, Inc. ..................................            785         22,498
   Black & Decker Corp. ..........................            222          9,646
   Block (H. & R.), Inc. .........................            538         23,269
   Boeing Co. ....................................          2,463         84,530
   Boise Cascade Corp. ...........................            161          3,848
   Boston Scientific Corp.* ......................          1,193         72,892
   Bristol-Myers Squibb Co. ......................          5,691        154,511
   Broadcom Corp. Cl A* ..........................            790         19,679
   Brown-Forman Corp. Cl B .......................            189         14,859
   Brunswick Corp. ...............................            250          6,255
   Burlington Northern Santa Fe ..................          1,124         31,967
   Burlington Resources, Inc. ....................            590         31,901
   CIGNA Corp. ...................................            413         19,386
   CINergy Corp. .................................            491         18,064
   CMS Energy Corp.* .............................            398          3,224
   CSX Corp. .....................................            623         18,746
   CVS Corp. .....................................          1,150         32,235
   Calpine Corp.* ................................          1,099          7,253
   Campbell Soup Co. .............................          1,204         29,498
   Capital One Financial Corp. ...................            646         31,770
   Cardinal Health, Inc. .........................          1,325         85,198
   Carnival Corp. ................................          1,842         59,883
   Caterpillar, Inc. .............................          1,010         56,217
   Cendant Corp.* ................................          2,997         54,905
   Centerpoint Energy, Inc. ......................            892          7,270
   Centex Corp. ..................................            170         13,224
   CenturyTel, Inc. ..............................            415         14,463
   Charles Schwab Corp. ..........................          3,959         39,946
   Charter One Financial, Inc. ...................            691         21,545
   ChevronTexaco Corp. ...........................          3,134        226,275
   Chiron Corp.* .................................            558         24,396
   Chubb Corp. ...................................            503         30,180
   Ciena Corp.* ..................................          1,362          7,069
   Cincinnati Financial Corp. ....................            477         17,692
   Cintas Corp. ..................................            498         17,649
   Circuit City Group, Inc. ......................            616          5,421
   Cisco Systems, Inc.* ..........................         20,653        342,633
   Citigroup, Inc. ...............................         15,133        647,692
   Citizens Communications Co.* ..................            827         10,660
   Citrix Systems, Inc.* .........................            532         10,832
   Clear Channel Communications* .................          1,799         76,260
   Clorox Co. ....................................            675         28,789
   Coca-Cola Co. .................................          7,292        338,422
   Coca-Cola Enterprises, Inc. ...................          1,313         23,831
   Colgate-Palmolive Co. .........................          1,605         93,010
   Comcast Corp. Cl A* ...........................          6,617        199,701
   Comerica, Inc. ................................            518         24,087
   Computer Associates Intl., Inc. ...............          1,697         37,809
   Computer Sciences Corp.* ......................            542         20,661
   Compuware Corp.* ..............................          1,098          6,335
   Comverse Technology, Inc.* ....................            549          8,251

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2003 (Unaudited)

                                                           Shares        Value
                                                           ------        -----
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
   ConAgra Foods, Inc. ...........................          1,577    $    37,217
   Concord EFS, Inc.* ............................          1,432         21,079
   ConocoPhillips ................................          1,983        108,668
   Consolidated Edison, Inc. .....................            624         27,007
   Constellation Energy Group ....................            481         16,498
   Convergys Corp.* ..............................            435          6,960
   Cooper Industries, Ltd.* ......................            257         10,614
   Cooper Tire & Rubber Co. ......................            203          3,571
   Coors (Adolph) Co. Cl B .......................             99          4,849
   Corning, Inc.* ................................          3,725         27,528
   Costco Wholesale Corp.* .......................          1,334         48,824
   Countrywide Financial Corp. ...................            363         25,254
   Crane Co. .....................................            166          3,757
   Cummins, Inc. .................................            115          4,127
   DTE Energy Co. ................................            474         18,315
   Dana Corp. ....................................            437          5,052
   Danaher Corp. .................................            443         30,146
   Darden Restaurants, Inc. ......................            508          9,642
   Deere & Co. ...................................            698         31,899
   Dell Computer Corp.* ..........................          7,557        241,522
   Delphi Corporation ............................          1,647         14,214
   Delta Air Lines, Inc. .........................            361          5,299
   Deluxe Corp. ..................................            161          7,213
   Devon Energy Corp. ............................            679         36,259
   Dillard's Inc. Cl A ...........................            233          3,139
   Disney (Walt) Co. .............................          5,992        118,342
   Dollar General Corp. ..........................            977         17,840
   Dominion Resources, Inc. ......................            893         57,393
   Donnelley (R.R.) & Sons Co. ...................            314          8,208
   Dover Corp. ...................................            596         17,862
   Dow Chemical Co. ..............................          2,665         82,508
   Dow Jones & Co., Inc. .........................            233         10,026
   Du Pont (E.I.) de Nemours & Co. ...............          2,916        121,422
   Duke Energy Corp. .............................          2,652         52,907
   Dynergy, Inc.* ................................          1,063          4,465
   EMC Corp.* ....................................          6,468         67,720
   EOG Resources, Inc. ...........................            322         13,472
   Eastman Chemical Co. ..........................            215          6,809
   Eastman Kodak Co. .............................            856         23,412
   Eaton Corp. ...................................            204         16,036
   Ecolab, Inc. ..................................            758         19,405
   Edison International* .........................            956         15,707
   El Paso Corp. .................................          1,764         14,253
   Electronic Arts, Inc.* ........................            405         29,966
   Electronic Data Systems Corp. .................          1,406         30,159
   Emerson Electric Co. ..........................          1,236         63,160
   Engelhard Corp. ...............................            380          9,413
   Entergy Corp. .................................            658         34,729
   Equifax, Inc. .................................            425         11,050
   Equity Office Properties ......................          1,223         33,033
   Equity Residential ............................            806         20,916
   Exelon Corp. ..................................            946         56,580
   Exxon Mobil Corp. .............................         19,654        705,775
   FPL Group, Inc. ...............................            518         34,628
   Family Dollar Stores, Inc. ....................            509         19,418
   Fannie Mae ....................................          2,927        197,397
   FedEx Corp. ...................................            877         54,400
   Federated Investors, Inc. .....................            330          9,049
   Federated Department Stores ...................            590         21,742
   Fifth Third Bancorp ...........................          1,728         99,084
   First Data Corp. ..............................          2,243         92,950
   First Tennessee Natl. Corp. ...................            372         16,335
   FirstEnergy Corp. .............................            873         33,567
   Fiserv, Inc.* .................................            562         20,013
   FleetBoston Financial Corp. ...................          3,075         91,358
   Fluor Corp. ...................................            223          7,502
   Ford Motor Co. ................................          5,407         59,423
   Forest Laboratories, Inc.* ....................          1,050         57,488
   Fortune Brands, Inc. ..........................            442         23,072
   Franklin Resources, Inc. ......................            769         30,045
   Freddie Mac ...................................          2,041        103,622
   Freeport-McMoran Copper Cl B ..................            424         10,388
   Gannett Co., Inc. .............................            782         60,065
   Gap, Inc. .....................................          2,605         48,870
   Gateway, Inc.* ................................            951          3,471
   General Dynamics Corp. ........................            592         42,920
   General Electric Co. ..........................         29,408        843,421
   General Mills, Inc. ...........................          1,075         50,966
   General Motors Corp. ..........................          1,647         59,292
   Genuine Parts Co. .............................            512         16,389
   Genzyme Corp. (Genl. Div)* ....................            628         26,250
   Georgia-Pacific (Timber Group) ................            737         13,966
   Gillette Co. ..................................          3,005         95,739
   Golden West Financial Corp. ...................            454         36,325
   Goldman Sachs Group, Inc. .....................          1,392        116,580
   Goodrich Corporation ..........................            323          6,783
   Goodyear Tire & Rubber Co.* ...................            512          2,688
   Grainger (W.W.), Inc. .........................            259         12,111
   Great Lakes Chemical Corp. ....................            139          2,836
   Guidant Corp. .................................            899         39,907
   HCA, Inc. .....................................          1,509         48,348
   Halliburton Co. ...............................          1,278         29,394
   Harley-Davidson, Inc. .........................            889         35,436
   Harrah's Entertainment, Inc.* .................            318         12,796
   Hartford Financial Svc. Gp., Inc. .............            798         40,187
   Hasbro, Inc. ..................................            509          8,902
   Health Management Associates ..................            708         13,063
   Heinz (H.J.) Co. ..............................          1,028         33,903
   Hercules, Inc.* ...............................            302          2,990
   Hershey Food Corp. ............................            401         27,934
   Hewlett-Packard Co. ...........................          8,975        191,168
   Hilton Hotels Corp. ...........................          1,089         13,928
   Home Depot, Inc. ..............................          6,761        223,924
   Honeywell International, Inc. .................          2,516         67,555
   Humana, Inc.* .................................            496          7,490
   Huntington Bancshares, Inc. ...................            673         13,137
   IMS Health, Inc. ..............................            737         13,259
   ITT Industries, Inc. ..........................            252         16,496
   Illinois Tool Works, Inc. .....................            900         59,265
   Ingersoll Rand Co.* ...........................            496         23,471
   Intel Corp. ...................................         19,226        399,593
   International Game Technology .................            250         25,583
   International Paper Co. .......................          1,418         50,665
   Interpublic Group of Cos., Inc. ...............          1,122         15,012
   Intl. Business Machines Corp. .................          5,085        419,513
   Intl. Flavors & Fragrances ....................            261          8,334
   Intuit, Inc.* .................................            620         27,609
   J.P. Morgan Chase & Co. .......................          5,977        204,294
   JDS Uniphase Corp.* ...........................          4,168         14,630
   Jabil Circuit, Inc.* ..........................            580         12,818
   Janus Capital Group ...........................            703         11,529
   Jefferson-Pilot Corp. .........................            440         18,242
   John Hancock Financial Services ...............            863         26,520
   Johnson & Johnson .............................          8,750        452,375
   Johnson Controls, Inc. ........................            246         21,058
   Jones Apparel Group, Inc.* ....................            378         11,060
   KB Home .......................................            142          8,801
   KLA Tencor Corp.* .............................            555         25,802
   Kellogg Co. ...................................          1,201         41,278
   Kerr-McGee Corp. ..............................            278         12,454

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2003 (Unaudited)

                                                           Shares        Value
                                                           ------        -----
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
   KeyCorp .......................................          1,251    $    31,613
   Keyspan Corporation ...........................            456         16,165
   Kimberly Clark Corp. ..........................          1,523         79,409
   Kinder Morgan, Inc. ...........................            358         19,565
   King Pharmaceuticals, Inc.* ...................            727         10,731
   Knight-Ridder, Inc. ...........................            231         15,923
   Kohl's Corp.* .................................            987         50,712
   Kroger Co.* ...................................          2,244         37,430
   LSI Logic Corp.* ..............................          1,087          7,696
   Leggett & Platt ...............................            575         11,788
   Lehman Brothers Holdings, Inc. ................            715         47,533
   Lexmark Int'l, Inc.* ..........................            381         26,963
   Lilly (Eli) & Co. .............................          3,301        227,670
   Limited Brands, Inc. ..........................          1,525         23,638
   Lincoln National Corp. ........................            547         19,490
   Linear Technology Corp. .......................            932         30,020
   Liz Claiborne, Inc. ...........................            296         10,434
   Lockheed Martin Corp. .........................          1,324         62,983
   Loews Corp. ...................................            555         26,246
   Louisiana-Pacific Corp.* ......................            290          3,129
   Lowe's Companies, Inc. ........................          2,282         98,012
   Lucent Technologies* ..........................         12,160         24,685
   MBIA, Inc. ....................................            434         21,158
   MBNA Corp. ....................................          3,750         78,150
   MGIC Investment Corp. .........................            293         13,666
   Manor Care, Inc.* .............................            258          6,453
   Marathon Oil Corp. ............................            910         23,979
   Marriott International, Inc. ..................            712         27,355
   Marsh & McLennan Cos., Inc. ...................          1,607         82,069
   Marshall & Ilsley Corp. .......................            624         19,082
   Masco Corp. ...................................          1,422         33,915
   Mattel, Inc. ..................................          1,281         24,237
   Maxim Integrated Products, Inc. ...............            947         32,378
   May Department Stores Co. .....................            841         18,721
   Maytag Corp. ..................................            215          5,250
   McCormick & Co., Inc. .........................            410         11,152
   McDermott International, Inc.* ................            175          1,099
   McDonald's Corp. ..............................          3,735         82,394
   McGraw-Hill Cos., Inc. ........................            569         35,278
   McKesson Corp. ................................            844         30,165
   MeadWestvaco Corp. ............................            587         14,499
   Medimmune, Inc.* ..............................            734         26,696
   Medtronic, Inc. ...............................          3,566        171,061
   Mellon Financial Corp. ........................          1,294         35,909
   Merck & Co., Inc. .............................          6,598        399,509
   Mercury Interactive Corp.* ....................            232          8,958
   Meredith Corp. ................................            138          6,072
   Merrill Lynch & Co., Inc. .....................          2,724        127,156
   MetLife, Inc. .................................          2,251         63,748
   Micron Technology, Inc.* ......................          1,768         20,562
   Microsoft Corp. ...............................         31,591        809,024
   Millipore Corp.* ..............................            134          5,946
   Mirant Corp.* .................................          1,181          3,425
   Molex Inc., Cl A ..............................            568         15,330
   Monsanto Co. ..................................            763         16,511
   Monster Worldwide, Inc.* ......................            308          6,077
   Moody's Corp. .................................            452         23,825
   Morgan Stanley ................................          3,232        138,168
   Motorola, Inc. ................................          6,814         64,256
   NCR Corp.* ....................................            273          6,994
   NIKE, Inc. Cl B ...............................            787         42,097
   NVIDIA Corporation* ...........................            440         10,124
   Nabors Industries, Ltd.* ......................            423         16,730
   National City Corp. ...........................          1,788         58,485
   National Semiconductor Corp.* .................            526         10,373
   Navistar International Corp.* .................            188          6,134
   Network Appliance, Inc.* ......................            981         15,902
   New York Times Co. Cl A .......................            444         20,202
   Newell Rubbermaid, Inc. .......................            783         21,924
   Newmont Mining Corp. Holding Co. ..............          1,153         37,426
   Nextel Communications, Inc.* ..................          3,028         54,746
   NiSource, Inc. ................................            754         14,326
   Nicor, Inc. ...................................            123          4,565
   Noble Corporation* ............................            395         13,549
   Nordstrom, Inc. ...............................            395          7,710
   Norfolk Southern Corp. ........................          1,140         21,888
   North Fork Bancorp, Inc. ......................            481         16,383
   Northern Trust Corp. ..........................            651         27,205
   Northrop Grumman Corp. ........................            531         45,820
   Novell, Inc.* .................................          1,066          3,283
   Novellus Systems, Inc.* .......................            427         15,637
   Nucor Corp. ...................................            217         10,600
   Occidental Petroleum Corp. ....................          1,102         36,972
   Office Depot, Inc.* ...........................            905         13,132
   Omnicom Group, Inc. ...........................            549         39,363
   Oracle Corp.* .................................         15,427        185,433
   PACCAR, Inc. ..................................            321         21,642
   PG & E Corp.* .................................          1,198         25,338
   PMC Sierra, Inc.* .............................            488          5,724
   PNC Financial Services Group ..................            834         40,708
   PPG Industries, Inc. ..........................            495         25,116
   PPL Corporation ...............................            475         20,425
   Pactiv Corp.* .................................            464          9,145
   Pall Corp. ....................................            360          8,100
   Parametric Technology Corp.* ..................            766          2,336
   Parker Hannifin Corp. .........................            346         14,529
   Paychex, Inc. .................................          1,101         32,270
   Penney (J.C.) Co., Inc. .......................            785         13,227
   Peoples Energy Corp. ..........................             98          4,203
   Peoplesoft, Inc.* .............................            912         16,042
   Pepsi Bottling Group, Inc. ....................            830         16,617
   PepsiCo, Inc. .................................          5,089        226,461
   PerkinElmer, Inc. .............................            369          5,096
   Pfizer, Inc. ..................................         23,231        793,339
   Phelps Dodge Corp.* ...........................            246          9,432
   Pinnacle West Capital Corp. ...................            235          8,801
   Pitney Bowes, Inc. ............................            705         27,079
   Plum Creek Timber Co. .........................            543         14,091
   Power One, Inc.* ..............................            219          1,566
   Praxair, Inc. .................................            480         28,848
   Principal Financial Group, Inc. ...............            942         30,380
   Proctor & Gamble Co. ..........................          3,816        340,311
   Progress Energy, Inc. .........................            691         30,335
   Progressive Corp. of Ohio .....................            646         47,223
   Providian Financial Corp.* ....................            848          7,852
   Prudential Financial, Inc. ....................          1,617         54,412
   Public Svc. Enterprise Group ..................            649         27,420
   Pulte Homes, Inc. .............................            169         10,421
   QLogic Corp.* .................................            257         12,421
   Qualcomm, Inc. ................................          2,313         82,690
   Quest Diagnostics, Inc.* ......................            300         19,140
   Quintiles Transnational Corp.* ................            349          4,952
   Qwest Communications Intl.* ...................          4,996         23,881
   RJ Reynolds Tobacco Holdings ..................            255          9,489
   RadioShack Corp. ..............................            510         13,418
   Raytheon Co. ..................................          1,170         38,423
   Reebok International Ltd.* ....................            165          5,549
   Regions Financial Corp. .......................            672         22,700
   Robert Half Intl., Inc.* ......................            517          9,792
   Rockwell Automation, Inc. .....................            545         12,993

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2003 (Unaudited)

                                                           Shares        Value
                                                           ------        -----
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
   Rockwell Collins ..............................            536    $    13,202
   Rohm & Haas Co. ...............................            649         20,138
   Rowan Cos., Inc.* .............................            260          5,824
   Ryder System, Inc. ............................            172          4,407
   SBC Communications, Inc. ......................          9,804        250,492
   SLM Corporation ...............................          1,368         53,585
   Sabre Group Holdings, Inc. ....................            424         10,452
   Safeco Corp. ..................................            407         14,359
   Safeway, Inc.* ................................          1,342         27,457
   Sanmina Corp.* ................................          1,540          9,717
   Sara Lee Corp. ................................          2,303         43,319
   Schering-Plough Corp. .........................          4,305         80,073
   Schlumberger, Ltd. ............................          1,695         80,631
   Scientific-Atlanta, Inc. ......................            460         10,966
   Sealed Air Corp.* .............................            232         11,057
   Sears Roebuck & Co. ...........................            927         31,184
   Sempra Energy .................................            603         17,204
   Sherwin-Williams Co. ..........................            448         12,042
   Siebel Systems, Inc.* .........................          1,392         13,280
   Sigma-Aldrich Corp. ...........................            203         10,999
   Simon Property Group ..........................            569         22,208
   Snap-On, Inc. .................................            161          4,674
   Solectron Corp.* ..............................          2,416          9,036
   SouthTrust Corp. ..............................          1,019         27,717
   Southern Co. ..................................          2,124         66,184
   Southwest Airlines Co. ........................          2,267         38,992
   Sprint Corp. (FON Gp.) ........................          2,618         37,699
   Sprint Corp. (PCS Gp.)* .......................          3,011         17,313
   St. Jude Medical, Inc.* .......................            517         29,728
   St. Paul Companies, Inc. ......................            658         24,024
   Stanley Works .................................            236          6,514
   Staples, Inc.* ................................          1,433         26,296
   Starbucks Corp.* ..............................          1,135         27,830
   Starwood Hotels & Resorts .....................            585         16,725
   State Street Corp. ............................            955         37,627
   Stryker Corp. .................................            580         40,235
   Sun Microsystems, Inc.* .......................          9,503         43,714
   Sungard Data Sys., Inc.* ......................            828         21,453
   Sunoco, Inc. ..................................            212          8,001
   Suntrust Banks, Inc. ..........................            840         49,846
   Supervalu, Inc. ...............................            391          8,336
   Symantec Corp.* ...............................            430         18,860
   Symbol Technologies, Inc. .....................            673          8,756
   Synovus Financial Corp. .......................            868         18,662
   Sysco Corp. ...................................          1,946         58,458
   T. Rowe Price Group, Inc. .....................            362         13,666
   TJX Companies, Inc. ...........................          1,502         28,298
   TXU Corp. .....................................            950         21,328
   Target Corp. ..................................          2,662        100,730
   Teco Energy, Inc. .............................            505          6,055
   Tektronix, Inc.* ..............................            253          5,465
   Tellabs, Inc.* ................................          1,206          7,923
   Temple-Inland, Inc. ...........................            146          6,265
   Tenet Healthcare Corp.* .......................          1,373         15,995
   Teradyne, Inc.* ...............................            536          9,278
   Texas Instruments, Inc. .......................          5,092         89,619
   Textron, Inc. .................................            410         15,998
   Thermo Electron Corp.* ........................            505         10,615
   Thomas & Betts Corp.* .........................            162          2,341
   Tiffany & Co. .................................            428         13,987
   Torchmark Corp. ...............................            356         13,261
   Toys R Us, Inc.* ..............................            618          7,490
   Transocean, Inc.* .............................            938         20,608
   Travelers Property Casualty Co. ...............          2,953         46,569
   Tribune Co. ...................................            885         42,746
   Tupperware Corp. ..............................            161          2,312
   Tyco International, Ltd. ......................          5,863        111,280
   UNUM Provident Corp. ..........................            843         11,305
   US Bancorp ....................................          5,614        137,543
   UST, Inc. .....................................            496         17,375
   Union Pacific Corp. ...........................            739         42,877
   Union Planters Corp. ..........................            594         18,432
   Unisys Corp.* .................................            945         11,605
   United Parcel Service Cl B ....................          3,278        208,809
   United States Steel Group .....................            281          4,600
   United Technologies Corp. .....................          1,389         98,383
   UnitedHealth Group, Inc. ......................          1,744         87,636
   Univision Communications, Inc. ................            672         20,429
   Unocal Corp. ..................................            761         21,833
   V F Corp. .....................................            305         10,385
   Veritas Software Corp.* .......................          1,201         34,433
   Verizon Communications ........................          8,060        317,967
   Viacom, Inc. Cl B* ............................          5,189        226,552
   Visteon Corp. .................................            384          2,638
   Vulcan Materials Co. ..........................            281         10,417
   Wachovia Corp. ................................          3,958        158,162
   Wal-Mart Stores, Inc. .........................         12,885        691,538
   Walgreen Co. ..................................          3,005         90,451
   Washington Mutual, Inc. .......................          2,738        113,079
   Waste Management, Inc. ........................          1,749         42,133
   Waters Corp.* .................................            385         11,215
   Watson Pharmaceuticals, Inc.* .................            295         11,909
   Wellpoint Health Networks, Inc. ...............            427         35,996
   Wells Fargo & Company .........................          4,929        248,422
   Wendy's International, Inc. ...................            317          9,183
   Weyerhaeuser Co. ..............................            641         34,614
   Whirlpool Corp. ...............................            188         11,976
   Williams Cos., Inc. ...........................          1,516         11,976
   Winn-Dixie Stores, Inc. .......................            412          5,072
   Worthington Industries, Inc. ..................            237          3,176
   Wrigley (Wm.) Jr. Co. .........................            661         37,168
   Wyeth .........................................          3,894        177,372
   XL Capital Limited* ...........................            399         33,117
   Xcel Energy, Inc. .............................          1,158         17,416
   Xerox Corp.* ..................................          2,298         24,336
   Xilinx, Inc.* .................................            985         24,930
   Yahoo!, Inc.* .................................          1,754         57,461
   Yum! Brands, Inc.* ............................            870         25,717
   Zimmer Holdings, Inc.* ........................            570         25,679
   Zions Bancorporation ..........................            255         12,906
                                                                     -----------
TOTAL INDEXED ASSETS -- COMMON STOCKS+
   (Cost: $30,400,343 ) 57.5% ....................                   $26,379,552
                                                                     ===========

----------
* Non-income producing security.
+ See "(b)" on page 11 for economic sector weightings.

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2003 (Unaudited)

                                                                             Face
                                                Rate         Maturity       Amount       Value
                                              --------      ----------     --------    ---------
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. Government (0.2%)
  U.S. Treasury Bill (a) ..........             1.01%         07/24/03  $   100,000    $    99,935
                                                                                       -----------
AGENCIES (1.1%)
FNMA ..............................             0.70          07/01/03      513,000        513,000
                                                                                       -----------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $612,935) 1.3% ..........                                                        612,935
                                                                                       -----------
TOTAL INDEXED ASSETS
   (Cost: $31,013,278) 58.8% ......                                                    $26,992,487
                                                                                       ===========

----------
FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2003:

                                                              Expiration        Underlying Face    Unrealized
                                                                 Date           Amount at Value    Gain(Loss)
                                                             ------------       ---------------    ----------
PURCHASED
   3 S&P 500 Stock Index Futures Contracts..............    September 2003          $729,975        (19,950)
                                                                                    ========        =======

Face value of futures purchased and outstanding as a percentage of total investments in securities: 1.6%

----------
(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

(b) The common stocks included in the Indexed Assets of the All America Fund's Portfolio of Investments in Securities at June 30, 2003 are those which comprise the 500 stocks included in the Standard & Poor's 500 Composite Stock Price Index ("S&P(R)"). The fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index. Each stock is weighted by its market capitalization, which means larger companies have greater representation in the index than smaller ones. As of June 30, 2003 the sector weightings of the common stocks component of the Indexed Assets was as follows:

Basic Materials...............  2.70%        Healthcare..................  14.8%
Consumer Cyclical.............  11.1%        Industrials.................  10.4%
Consumer Non-Cyclical.........  11.6%        Technology..................  16.2%
Energy........................   5.8%        Telecommunications..........   3.9%
Financials....................  20.5%        Utilities...................   3.0%

      Standard and Poor's does not sponsor, endorse, sell or promote the All America Fund. "Standard & Poor's(R)", "S&P(R)", and "S&P 500(R)" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. Standard & Poor's has no obligation or liability for the sale or operation of the All America Fund and makes no representation as to the advisability of investing in the fund.

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2003 (Unaudited)

                                                           Shares        Value
                                                           ------        -----
ACTIVE ASSETS:
COMMON STOCKS
BASIC MATERIAL (0.5%)
   Alcoa, Inc. ...................................          1,730       $ 44,115
   Freeport-McMoran Copper Cl B ..................            930         22,785
   Nova Chemicals Corp. ..........................          1,180         22,467
   OM Group, Inc.* ...............................          3,420         50,377
   Olin Corp. ....................................            970         16,587
   Praxair, Inc. .................................          1,110         66,711
                                                                      ----------
                                                                         223,042
                                                                      ----------
CONSUMER, CYCLICAL (5.6%)
   AOL Time Warner, Inc.* ........................          2,840         45,696
   Aeropostale, Inc.* ............................          4,924        105,768
   American Axle & Mfg. Holdings* ................          2,000         47,800
   Applebees Intl., Inc. .........................          2,210         69,460
   aQuantive, Inc.* ..............................          9,534        100,107
   Best Buy Co., Inc.* ...........................            900         39,528
   Borg-Warner, Inc. .............................            850         54,740
   Boyd Gaming Corp.* ............................          6,996        120,751
   CBRL Group, Inc. ..............................          1,630         63,342
   Carlisle Companies, Inc. ......................          1,820         76,731
   Central Garden & Pet Co.* .....................          1,590         38,224
   Christopher & Banks Corp.* ....................          4,258        157,503
   Claire's Stores, Inc. .........................          1,460         37,026
   Clear Channel Communications* .................          1,080         45,781
   Comcast Corp. Cl A* ...........................          2,730         82,391
   Courier Corp. .................................          1,056         54,384
   Disney (Walt) Co. .............................          4,540         89,665
   Emmis Communications Cl A* ....................          3,069         70,434
   Ford Motor Co. ................................          7,950         87,371
   Gap, Inc. .....................................          5,680        106,557
   Guitar Center, Inc.* ..........................             68          1,977
   Home Depot, Inc. ..............................          2,140         70,877
   Outback Steakhouse, Inc. ......................          1,290         50,310
   P.F. Changs China Bistro, Inc.* ...............          2,799        137,739
   Sinclair Broadcast Group* .....................          7,921         92,042
   Sonic Automotive, Inc.* .......................          5,796        126,990
   Steve Madden, Ltd.* ...........................          4,243         91,606
   United Auto Group, Inc.* ......................          2,951         64,273
   United Online, Inc.* ..........................          3,380         85,649
   Viacom, Inc. Cl B* ............................            480         20,957
   West Marine, Inc.* ............................          6,090        106,636
   Wet Seal, Inc. Cl A* ..........................          5,320         56,818
   XM Satelite Radio Holdings* ...................          6,449         70,875
   Young Broadcasting, Inc.* .....................          5,112        107,761
                                                                      ----------
                                                                       2,577,769
                                                                      ----------
CONSUMER, NON-CYCLICAL (0.8%)
   Bunge Limited* ................................          3,180         90,948
   Ecolab, Inc. ..................................          5,450        139,520
   Sensient Technologies Corp. ...................          3,584         81,751
   Service Corp. International* ..................         13,642         52,795
                                                                      ----------
                                                                         365,014
                                                                      ----------
ENERGY (2.1%)
   Apache Corp. ..................................          1,737        113,009
   Equitable Resources, Inc. .....................            790         32,185
   Exxon Mobil Corp. .............................          3,450        123,890
   Lyondell Chemical Co. .........................          1,230         16,642
   Occidental Petroleum Corp. ....................          6,470        217,069
   Oil States International, Inc. ................          4,859         58,794
   Patina Oil & Gas Corp. ........................          2,377         76,421
   Pogo Producing Co. ............................          2,270         97,043
   Quicksilver Resources* ........................          1,339         32,069
   Superior Energy Services, Inc.* ...............          4,423         41,930
   Universal Compression Holdings ................          2,315         48,291
   Western Gas Resources .........................          1,268         50,213
   Williams Cos., Inc. ...........................          7,590         59,961
                                                                      ----------
                                                                         967,517
                                                                      ----------
FINANCIAL (5.8%)
   Alabama National Bancorp ......................          2,806        136,035
   American Int'l. Group, Inc. ...................          4,300        237,274
   BB & T Corp. ..................................          1,360         46,648
   Bank of America Corp. .........................          2,790        220,494
   Bank of Hawaii Corp. ..........................          2,670         88,511
   Bank of the Ozarks ............................            260          9,989
   Brown & Brown, Inc. ...........................          1,290         41,925
   Citigroup, Inc. ...............................          5,040        215,712
   Comerica, Inc. ................................          2,940        136,710
   East West Bancorp, Inc. .......................          1,747         63,137
   Health Care Ppty. Invs., Inc. .................             90          3,812
   Huntington Bancshares, Inc. ...................          3,070         59,926
   Lincoln National Corp. ........................          2,500         89,075
   MBNA Corp. ....................................         13,100        273,004
   Morgan Stanley ................................          8,300        354,825
   PNC Financial Services Group ..................          1,820         88,834
   PrivateBancorp, Inc. ..........................          4,954        135,195
   SouthTrust Corp. ..............................          3,080         83,776
   Synovus Financial Corp. .......................          1,020         21,930
   Texas Regional Bancshares .....................          4,093        139,449
   Wachovia Corp. ................................          2,110         84,316
   Willow Grove Bancorp ..........................          9,672        164,424
                                                                      ----------
                                                                       2,695,001
                                                                      ----------
HEALTHCARE (4.2%)
   Alaris Medical * ..............................          4,265         55,232
   Alexion Pharmaceuticals, Inc.* ................          3,290         56,095
   Bristol-Myers Squibb Co. ......................          3,410         92,582
   Cardinal Health, Inc. .........................          4,400        282,920
   Closure Medical Corporation* ..................            880         16,359
   Cubist Pharmaceuticals, Inc.* .................          4,778         50,933
   Dendreon Corp.* ...............................          9,920         58,925
   Edwards Lifesciences Corp.* ...................          2,183         70,162
   IDEXX Laboratories, Inc.* .....................          1,387         46,229
   Impac Medical Systems* ........................          3,904         82,726
   Medtronic, Inc. ...............................          4,900        235,053
   Neurocrine Biosciences, Inc.* .................          1,071         53,486
   Pfizer, Inc. ..................................          7,900        269,785
   Pharmaceutical Resources, Inc.* ...............          1,200         58,392
   Select Medical Corp.* .........................          3,270         81,194
   Shire Pharmaceuticals Group Plc ...............          2,670         52,733
   Staar Surgical Co.* ...........................          3,907         45,204
   Steris Corp.* .................................          3,028         69,917
   Telik, Inc.* ..................................          3,873         62,045
   Vicuron Pharmaceuticals, Inc.* ................          2,285         32,447
   VistaCare, Inc. Cl A* .........................          2,960         72,431
   Vital Images, Inc.* ...........................          4,569         84,435
   WellChoice, Inc.* .............................             20            586
                                                                      ----------
                                                                       1,929,871
                                                                      ----------
INDUSTRIAL (4.5%)
   3M Company ....................................            480         61,910
   AGCO Corp.* ...................................          3,040         51,923
   Airgas, Inc. ..................................          7,015        117,501
   Benchmark Electronics* ........................          1,088         33,467
   Boeing Co. ....................................          1,340         45,989
   Carbo Ceramics, Inc. ..........................          1,140         42,408

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2003 (Unaudited)

                                                           Shares        Value
                                                           ------        -----
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
INDUSTRIAL (CONTINUED)
   Chicago Bridge & Iron (NY Shs.) ...............          4,134    $    93,759
   Clarcor, Inc. .................................          1,538         59,290
   Cooper Industries, Ltd.* ......................          1,220         50,386
   Covenant Transport, Inc. Cl A* ................          2,520         43,243
   Documentum, Inc.* .............................          5,421        106,631
   EMCOR Group, Inc.* ............................          1,181         58,294
   Fair Isaac Corporation ........................          2,108        108,457
   Graco, Inc. ...................................          1,630         52,160
   Harman Intl. Industries, Inc. .................          1,528        120,926
   Heartland Express, Inc.* ......................          4,750        107,493
   Jacobs Engineering Group, Inc. ................          1,980         83,457
   Kirby Corp.* ..................................          5,021        141,592
   Landstar System, Inc.* ........................          2,713        169,725
   MTS Systems Corp. .............................          3,220         47,463
   Macromedia, Inc.* .............................          3,975         83,634
   Magma Design Automation* ......................          7,395        126,824
   NN, Inc. ......................................          3,860         48,868
   PMC Sierra, Inc.* .............................          6,279         73,653
   Robert Half Intl., Inc.* ......................          5,000         94,700
   Waste Connections, Inc.* ......................          1,390         48,720
                                                                     -----------
                                                                       2,072,473
                                                                     -----------
TECHNOLOGY (13.4%)
   Agere Systems, Inc.* ..........................         31,687         73,831
   Amdocs Ltd.* ..................................          8,179        196,296
   Applied Materials, Inc.* ......................         18,750        297,375
   Avocent Corp.* ................................          3,508        104,994
   Brocade Communication Sys.* ...................         16,700         98,363
   Cisco Systems, Inc.* ..........................         20,300        336,777
   Concord Communications, Inc.* .................          3,770         51,951
   Cray, Inc.* ...................................          6,717         53,064
   Cypress Semiconductor Corp.* ..................          6,824         81,888
   Dell Computer Corp.* ..........................          7,000        223,720
   EMC Corp.* ....................................         35,200        368,544
   Emulex Corp.* .................................          5,638        128,377
   Fairchild Semiconductor Intl.* ................          2,972         38,012
   Hewlett-Packard Co. ...........................          2,570         54,741
   Hyperion Solutions, Corp.* ....................          4,295        144,870
   Integrated Circuit Systems, Inc. ..............          1,396         43,876
   Intel Corp. ...................................          4,570         94,983
   Intergraph Corp.* .............................          6,732        144,738
   International Rectifier* ......................          5,646        151,426
   Intersil Corp. Cl A* ..........................          6,300        167,643
   Juniper Networks, Inc.* .......................         20,900        258,533
   Legato Systems, Inc.* .........................         11,863         99,531
   Linear Technology Corp. .......................          8,550        275,396
   Marvell Technology Group* .....................          5,124        176,112
   Maxim Integrated Products, Inc. ...............          7,900        270,101
   Mercury Interactive Corp.* ....................          4,513        174,247
   Micromuse, Inc.* ..............................          7,944         63,473
   Microsoft Corp. ...............................          9,500        243,283
   Oracle Corp.* .................................          3,630         43,633
   Quest Software, Inc.* .........................          5,164         61,452
   RealNetworks, Inc.* ...........................          4,961         33,536
   Rockwell Automation, Inc. .....................          5,380        128,259
   SONUS Networks, Inc.* .........................         23,531        113,890
   Sandisk Corp.* ................................          5,239        211,394
   Sanmina Corp.* ................................         10,730         67,706
   Silicon Image, Inc.* ..........................         16,032         88,176
   Texas Instruments, Inc. .......................          6,990        123,024
   Tivo, Inc.* ...................................          8,023         96,998
   Veritas Software Corp.* .......................         11,900        341,173
   Western Digital Corp.* ........................          8,593         88,508
   Xilinx, Inc.* .................................         10,100        255,631
   Zebra Technologies Cl A* ......................            780         58,695
                                                                     -----------
                                                                       6,128,220
                                                                     -----------
TELECOMMUNICATIONS (0.8%)
   AT&T Wireless Services** ......................         10,220         83,906
   Alltel Corp. ..................................            950         45,809
   Nextel Communications, Inc.* ..................          6,250        113,000
   SBC Communications, Inc. ......................          1,860         47,523
   Verizon Communications ........................            650         25,643
   Vodafone Group Plc ............................          2,160         42,444
                                                                     -----------
                                                                         358,325
                                                                     -----------
UTILITIES (0.4%)
   CINergy Corp. .................................          1,780         65,486
   Entergy Corp. .................................          1,140         60,169
   FPL Group, Inc. ...............................            680         45,458
                                                                     -----------
                                                                         171,113
                                                                     -----------
TOTAL ACTIVE ASSETS -- COMMON STOCKS
   (Cost: $16,515,309) 38.2% .....................                   $17,488,345
                                                                     ===========

----------
* Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2003 (Unaudited)

                                                                             Face
                                                Rate         Maturity       Amount       Value
                                              --------      ----------     --------    ---------
ACTIVE ASSETS:
Short-Term Debt Securities:
Agencies (2.0%)
FNMA ...................................        0.70%        07/01/03       $927,000  $   927,000
                                                                                      -----------
TOTAL SHORT-TERM DEBT SECURITIES
  (Cost: $927,000) 2.0%.................                                                  927,000
                                                                                      -----------
TOTAL ACTIVE ASSETS
  (Cost: $17,442,309) 40.2%.............                                               18,415,345
                                                                                      -----------
TEMPORARY CASH INVESTMENT
  (Cost: $475,900) 1.0%**...............                                                  475,900
                                                                                      -----------
TOTAL INVESTMENTS
  (Cost: $48,931,487) 100.0%............                                              $45,883,732
                                                                                      ===========

----------
** The fund has an arrangement with its cutodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2003 was .95%.

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2003 (Unaudited)

                                                           Shares        Value
                                                           ------        -----
COMMON STOCKS:
   eBay, Inc.* ...................................            999     $  104,076
   3M Company ....................................          1,271        163,934
   ADC Telecommunications, Inc.* .................          2,594          6,039
   AES Corp.* ....................................          1,975         12,541
   AOL Time Warner, Inc.* ........................         14,470        232,822
   AT&T Corp. ....................................          2,515         48,414
   AT&T Wireless Services* .......................          8,769         71,993
   Abbott Laboratories ...........................          5,033        220,244
   Ace, Ltd.* ....................................            815         27,946
   Adobe Systems, Inc. ...........................            744         23,860
   Advanced Micro Devices, Inc.* .................          1,116          7,154
   Aetna, Inc. ...................................            454         27,331
   Aflac, Inc. ...................................          1,692         52,029
   Agilent Technologies, Inc.* ...................          1,517         29,657
   Air Products & Chemicals, Inc. ................            705         29,328
   Alberto-Culver Co. ............................            169          8,636
   Albertson's, Inc. .............................          1,183         22,714
   Alcoa, Inc. ...................................          2,764         70,482
   Allegheny Energy, Inc.* .......................            389          3,287
   Allegheny Technologies, Inc. ..................            236          1,558
   Allergan, Inc. ................................            401         30,917
   Allied Waste Industries, Inc.* ................            652          6,553
   Allstate Corp. ................................          2,314         82,494
   Alltel Corp. ..................................          1,015         48,943
   Altera Corp.* .................................          1,254         20,566
   Altria Group, Inc. ............................          6,528        296,632
   AmSouth Bancorporation ........................          1,179         25,749
   Ambac Financial Group, Inc. ...................            310         20,538
   Amerada Hess Corp. ............................            260         12,787
   Ameren Corp. ..................................            515         22,712
   American Electric Power, Inc. .................          1,266         37,765
   American Express Co. ..........................          4,181        174,808
   American Greetings Corp. Cl A* ................            191          3,751
   American Int'l. Group, Inc. ...................          8,444        465,940
   American Power Conversion .....................            609          9,494
   American Standard Cos., Inc.* .................            212         15,673
   Amerisource Bergen Corp. ......................            357         24,758
   Amgen, Inc.* ..................................          4,061        272,006
   Anadarko Petroleum Corp. ......................            771         34,286
   Analog Devices, Inc.* .........................          1,193         41,528
   Andrew Corp.* .................................            287          2,640
   Anheuser-Busch Cos., Inc. .....................          2,690        137,325
   Anthem, Inc.* .................................            432         33,329
   Aon Corp. .....................................            991         23,863
   Apache Corp. ..................................            490         31,879
   Apartment Investment & Mgmt. Co. ..............            300         10,380
   Apollo Group, Inc. Cl A* ......................            537         33,165
   Apple Computer, Inc.* .........................          1,162         22,217
   Applera Corp.-Applied Biosys ..................            659         12,541
   Applied Materials, Inc.* ......................          5,352         84,883
   Applied Micro Circuits, Corp.* ................            983          5,947
   Archer-Daniels-Midland Co. ....................          2,125         27,349
   Ashland, Inc. .................................            203          6,228
   AutoZone, Inc.* ...............................            289         21,955
   Autodesk, Inc. ................................            356          5,753
   Automatic Data Processing, Inc. ...............          1,963         66,467
   Autonation, Inc.* .............................            930         14,620
   Avaya, Inc.* ..................................          1,229          7,939
   Avery Dennison Corp. ..........................            342         17,168
   Avon Products, Inc. ...........................            734         45,655
   BB & T Corp. ..................................          1,565         53,680
   BJ Services Co.* ..............................            487         18,194
   BMC Software, Inc.* ...........................            753         12,296
   Baker Hughes, Inc. ............................          1,102         36,994
   Ball Corp. ....................................            166          7,555
   Bank One Corp. ................................          3,683        136,934
   Bank of America Corp. .........................          4,863        384,323
   Bank of New York Co., Inc. ....................          2,507         72,076
   Bard (C.R.), Inc. .............................            154         10,982
   Bausch & Lomb, Inc. ...........................            158          5,925
   Baxter International, Inc. ....................          1,961         50,986
   Bear Stearns Cos., Inc. .......................            292         21,147
   Becton Dickinson & Co. ........................            802         31,158
   Bed Bath & Beyond, Inc.* ......................            907         35,201
   BellSouth Corp. ...............................          5,954        158,555
   Bemis Co. .....................................            155          7,254
   Best Buy Co., Inc.* ...........................          1,047         45,984
   Big Lots, Inc.* ...............................            360          5,414
   Biogen, Inc.* .................................            462         17,556
   Biomet, Inc. ..................................            831         23,816
   Black & Decker Corp. ..........................            235         10,211
   Block (H. & R.), Inc. .........................            569         24,609
   Boeing Co. ....................................          2,739         94,002
   Boise Cascade Corp. ...........................            170          4,063
   Boston Scientific Corp.* ......................          1,327         81,080
   Bristol-Myers Squibb Co. ......................          6,270        170,231
   Broadcom Corp. Cl A* ..........................            893         22,245
   Brown-Forman Corp. Cl B .......................            200         15,724
   Brunswick Corp. ...............................            264          6,605
   Burlington Northern Santa Fe ..................          1,248         35,493
   Burlington Resources, Inc. ....................            625         33,794
   CIGNA Corp. ...................................            437         20,513
   CINergy Corp. .................................            519         19,094
   CMS Energy Corp.* .............................            421          3,410
   CSX Corp. .....................................            660         19,859
   CVS Corp. .....................................          1,280         35,878
   Calpine Corp.* ................................          1,222          8,065
   Campbell Soup Co. .............................          1,340         32,830
   Capital One Financial Corp. ...................            683         33,590
   Cardinal Health, Inc. .........................          1,472         94,650
   Carnival Corp. ................................          2,055         66,808
   Caterpillar, Inc. .............................          1,123         62,506
   Cendant Corp.* ................................          3,284         60,163
   Centerpoint Energy, Inc. ......................            943          7,685
   Centex Corp. ..................................            179         13,924
   CenturyTel, Inc. ..............................            439         15,299
   Charles Schwab Corp. ..........................          4,349         43,881
   Charter One Financial, Inc. ...................            730         22,761
   ChevronTexaco Corp. ...........................          3,486        251,689
   Chiron Corp.* .................................            589         25,751
   Chubb Corp. ...................................            595         35,700
   Ciena Corp.* ..................................          1,629          8,455
   Cincinnati Financial Corp. ....................            504         18,693
   Cintas Corp. ..................................            527         18,677
   Circuit City Group, Inc. ......................            651          5,729
   Cisco Systems, Inc.* ..........................         22,628        375,399
   Citigroup, Inc. ...............................         16,640        712,192
   Citizens Communications Co.* ..................            875         11,279
   Citrix Systems, Inc.* .........................            563         11,463
   Clear Channel Communications* .................          2,001         84,822
   Clorox Co. ....................................            713         30,409
   Coca-Cola Co. .................................          7,942        368,588
   Coca-Cola Enterprises, Inc. ...................          1,460         26,499
   Colgate-Palmolive Co. .........................          1,784        103,383
   Comcast Corp. Cl A* ...........................          7,250        218,805
   Comerica, Inc. ................................            547         25,436
   Computer Associates Intl., Inc. ...............          1,888         42,065
   Computer Sciences Corp.* ......................            581         22,148
   Compuware Corp.* ..............................          1,220          7,039
   Comverse Technology, Inc.* ....................            580          8,717
   ConAgra Foods, Inc. ...........................          1,755         41,418
   Concord EFS, Inc.* ............................          1,569         23,096

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2003 (Unaudited)

                                                           Shares        Value
                                                           ------        -----
COMMON STOCKS (CONTINUED):
   ConocoPhillips ................................          2,207     $  120,944
   Consolidated Edison, Inc. .....................            720         31,162
   Constellation Energy Group ....................            509         17,459
   Convergys Corp.* ..............................            477          7,632
   Cooper Industries, Ltd.* ......................            272         11,234
   Cooper Tire & Rubber Co. ......................            214          3,764
   Coors (Adolph) Co. Cl B .......................            106          5,192
   Corning, Inc.* ................................          4,081         30,159
   Costco Wholesale Corp.* .......................          1,483         54,278
   Countrywide Financial Corp. ...................            384         26,715
   Crane Co. .....................................            175          3,960
   Cummins, Inc. .................................            121          4,343
   DTE Energy Co. ................................            502         19,397
   Dana Corp. ....................................            461          5,329
   Danaher Corp. .................................            469         31,915
   Darden Restaurants, Inc. ......................            537         10,192
   Deere & Co. ...................................            738         33,727
   Dell Computer Corp.* ..........................          8,280        264,629
   Delphi Corporation ............................          1,830         15,793
   Delta Air Lines, Inc. .........................            383          5,622
   Deluxe Corp. ..................................            171          7,661
   Devon Energy Corp. ............................            726         38,768
   Dillard's, Inc. Cl A ..........................            247          3,327
   Disney (Walt) Co. .............................          6,611        130,567
   Dollar General Corp. ..........................          1,086         19,830
   Dominion Resources, Inc. ......................          1,002         64,399
   Donnelley (R.R.) & Sons Co. ...................            352          9,201
   Dover Corp. ...................................            630         18,881
   Dow Chemical Co. ..............................          2,965         91,796
   Dow Jones & Co., Inc. .........................            247         10,628
   Du Pont (E.I.) de Nemours & Co. ...............          3,244        135,080
   Duke Energy Corp. .............................          2,891         57,675
   Dynergy, Inc.* ................................          1,183          4,969
   EMC Corp.* ....................................          7,051         73,824
   EOG Resources, Inc. ...........................            361         15,104
   Eastman Chemical Co. ..........................            226          7,157
   Eastman Kodak Co. .............................            905         24,752
   Eaton Corp. ...................................            216         16,980
   Ecolab, Inc. ..................................            802         20,531
   Edison International* .........................          1,064         17,482
   El Paso Corp. .................................          1,963         15,861
   Electronic Arts, Inc.* ........................            429         31,742
   Electronic Data Systems Corp. .................          1,563         33,526
   Emerson Electric Co. ..........................          1,375         70,263
   Engelhard Corp. ...............................            402          9,958
   Entergy Corp. .................................            697         36,788
   Equifax, Inc. .................................            449         11,674
   Equity Office Properties ......................          1,298         35,059
   Equity Residential ............................            852         22,109
   Exelon Corp. ..................................          1,052         62,920
   Exxon Mobil Corp. .............................         21,534        773,286
   FPL Group, Inc. ...............................            547         36,567
   Family Dollar Stores, Inc. ....................            538         20,525
   Fannie Mae ....................................          3,159        213,043
   FedEx Corp. ...................................            927         57,502
   Federated Investors, Inc. .....................            360          9,871
   Federated Department Stores ...................            624         22,994
   Fifth Third Bancorp ...........................          1,851        106,136
   First Data Corp. ..............................          2,435        100,906
   First Tennessee Natl. Corp. ...................            393         17,257
   FirstEnergy Corp. .............................            924         35,528
   Fiserv, Inc.* .................................            594         21,152
   FleetBoston Financial Corp. ...................          3,420        101,608
   Fluor Corp. ...................................            236          7,939
   Ford Motor Co. ................................          5,940         65,281
   Forest Laboratories, Inc.* ....................          1,168         63,948
   Fortune Brands, Inc. ..........................            467         24,377
   Franklin Resources, Inc. ......................            813         31,764
   Freddie Mac ...................................          2,216        112,506
   Freeport-McMoran Copper Cl B ..................            448         10,976
   Gannett Co., Inc. .............................            829         63,675
   Gap, Inc. .....................................          2,895         54,310
   Gateway, Inc.* ................................          1,059          3,865
   General Dynamics Corp. ........................            627         45,458
   General Electric Co. ..........................         32,212        923,840
   General Mills, Inc. ...........................          1,197         56,750
   General Motors Corp. ..........................          1,832         65,952
   Genuine Parts Co. .............................            541         17,317
   Genzyme Corp. (Genl. Div)* ....................            664         27,755
   Georgia-Pacific (Timber Group) ................            780         14,781
   Gillette Co. ..................................          3,292        104,883
   Golden West Financial Corp. ...................            480         38,405
   Goldman Sachs Group, Inc. .....................          1,548        129,645
   Goodrich Corporation ..........................            359          7,539
   Goodyear Tire & Rubber Co.* ...................            549          2,882
   Grainger (W.W.), Inc. .........................            274         12,812
   Great Lakes Chemical Corp. ....................            147          2,999
   Guidant Corp. .................................            950         42,171
   HCA, Inc. .....................................          1,678         53,763
   Halliburton Co. ...............................          1,423         32,729
   Harley-Davidson, Inc. .........................            940         37,468
   Harrah's Entertainment, Inc.* .................            356         14,325
   Hartford Financial Svc. Gp., Inc. .............            907         45,677
   Hasbro, Inc. ..................................            538          9,410
   Health Management Associates ..................            748         13,801
   Heinz (H.J.) Co. ..............................          1,144         37,729
   Hercules, Inc.* ...............................            319          3,158
   Hershey Food Corp. ............................            424         29,536
   Hewlett-Packard Co. ...........................          9,881        210,465
   Hilton Hotels Corp. ...........................          1,212         15,501
   Home Depot, Inc. ..............................          7,408        245,353
   Honeywell International, Inc. .................          2,770         74,375
   Humana, Inc.* .................................            524          7,912
   Huntington Bancshares, Inc. ...................            766         14,952
   IMS Health, Inc. ..............................            785         14,122
   ITT Industries, Inc. ..........................            266         17,412
   Illinois Tool Works, Inc. .....................            951         62,623
   Ingersoll Rand Co.* ...........................            525         24,843
   Intel Corp. ...................................         21,066        437,836
   International Game Technology .................            264         27,015
   International Paper Co. .......................          1,576         56,310
   Interpublic Group of Cos., Inc. ...............          1,249         16,712
   Intl. Business Machines Corp. .................          5,571        459,608
   Intl. Flavors & Fragrances ....................            276          8,813
   Intuit, Inc.* .................................            657         29,256
   J.P. Morgan Chase & Co. .......................          6,503        222,273
   JDS Uniphase Corp.* ...........................          4,581         16,079
   Jabil Circuit, Inc.* ..........................            613         13,547
   Janus Capital Group ...........................            751         12,316
   Jefferson-Pilot Corp. .........................            466         19,320
   John Hancock Financial Services ...............            913         28,056
   Johnson & Johnson .............................          9,616        497,147
   Johnson Controls, Inc. ........................            259         22,170
   Jones Apparel Group, Inc.* ....................            400         11,704
   KB Home .......................................            150          9,297
   KLA Tencor Corp.* .............................            588         27,336
   Kellogg Co. ...................................          1,336         45,918
   Kerr-McGee Corp. ..............................            294         13,171
   KeyCorp .......................................          1,391         35,151
   Keyspan Corporation ...........................            480         17,016
   Kimberly Clark Corp. ..........................          1,640         85,510
   Kinder Morgan, Inc. ...........................            380         20,767

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2003 (Unaudited)

                                                           Shares        Value
                                                           ------        -----
COMMON STOCKS (CONTINUED):
   King Pharmaceuticals, Inc.* ...................            769    $    11,350
   Knight-Ridder, Inc. ...........................            244         16,819
   Kohl's Corp.* .................................          1,098         56,415
   Kroger Co.* ...................................          2,470         41,200
   LSI Logic Corp.* ..............................          1,208          8,553
   Leggett & Platt ...............................            609         12,485
   Lehman Brothers Holdings, Inc. ................            756         50,259
   Lexmark Int'l, Inc.* ..........................            402         28,450
   Lilly (Eli) & Co. .............................          3,671        253,189
   Limited Brands, Inc. ..........................          1,696         26,288
   Lincoln National Corp. ........................            580         20,665
   Linear Technology Corp. .......................          1,035         33,337
   Liz Claiborne, Inc. ...........................            312         10,998
   Lockheed Martin Corp. .........................          1,473         70,071
   Loews Corp. ...................................            586         27,712
   Louisiana-Pacific Corp.* ......................            306          3,302
   Lowe's Companies, Inc. ........................          2,538        109,007
   Lucent Technologies* ..........................         13,338         27,076
   MBIA, Inc. ....................................            458         22,328
   MBNA Corp. ....................................          4,119         85,840
   MGIC Investment Corp. .........................            309         14,412
   Manor Care, Inc.* .............................            274          6,853
   Marathon Oil Corp. ............................          1,013         26,693
   Marriott International, Inc. ..................            753         28,930
   Marsh & McLennan Cos., Inc. ...................          1,726         88,147
   Marshall & Ilsley Corp. .......................            731         22,354
   Masco Corp. ...................................          1,584         37,778
   Mattel, Inc. ..................................          1,425         26,961
   Maxim Integrated Products, Inc. ...............          1,053         36,002
   May Department Stores Co. .....................            889         19,789
   Maytag Corp. ..................................            227          5,543
   McCormick & Co., Inc. .........................            450         12,240
   McDermott International, Inc.* ................            185          1,162
   McDonald's Corp. ..............................          4,102         90,490
   McGraw-Hill Cos., Inc. ........................            602         37,324
   McKesson Corp. ................................            894         31,952
   MeadWestvaco Corp. ............................            621         15,339
   Medimmune, Inc.* ..............................            777         28,259
   Medtronic, Inc. ...............................          3,966        190,249
   Mellon Financial Corp. ........................          1,437         39,877
   Merck & Co., Inc. .............................          7,269        440,138
   Mercury Interactive Corp.* ....................            245          9,459
   Meredith Corp. ................................            145          6,380
   Merrill Lynch & Co., Inc. .....................          3,028        141,347
   MetLife, Inc. .................................          2,451         69,412
   Micron Technology, Inc.* ......................          1,966         22,865
   Microsoft Corp. ...............................         34,640        887,130
   Millipore Corp.* ..............................            141          6,256
   Mirant Corp.* .................................          1,313          3,808
   Molex, Inc., Cl A .............................            601         16,221
   Monsanto Co. ..................................            808         17,485
   Monster Worldwide, Inc.* ......................            346          6,827
   Moody's Corp. .................................            479         25,248
   Morgan Stanley ................................          3,507        149,924
   Motorola, Inc. ................................          7,448         70,235
   NCR Corp.* ....................................            288          7,379
   NIKE, Inc. Cl B ...............................            833         44,557
   NVIDIA Corporation* ...........................            465         10,700
   Nabors Industries, Ltd.* ......................            448         17,718
   National City Corp. ...........................          1,990         65,093
   National Semiconductor Corp.* .................            557         10,984
   Navistar International Corp.* .................            197          6,428
   Network Appliance, Inc.* ......................          1,091         17,685
   New York Times Co. Cl A .......................            471         21,431
   Newell Rubbermaid, Inc. .......................            884         24,752
   Newmont Mining Corp. Holding Co. ..............          1,282         41,614
   Nextel Communications, Inc.* ..................          3,315         59,935
   NiSource, Inc. ................................            801         15,219
   Nicor, Inc. ...................................            130          4,824
   Noble Corporation* ............................            418         14,337
   Nordstrom, Inc. ...............................            418          8,159
   Norfolk Southern Corp. ........................          1,267         24,326
   North Fork Bancorp, Inc. ......................            508         17,302
   Northern Trust Corp. ..........................            688         28,752
   Northrop Grumman Corp. ........................            561         48,409
   Novell, Inc.* .................................          1,185          3,650
   Novellus Systems, Inc.* .......................            451         16,516
   Nucor Corp. ...................................            228         11,138
   Occidental Petroleum Corp. ....................          1,225         41,099
   Office Depot, Inc.* ...........................            958         13,901
   Omnicom Group, Inc. ...........................            581         41,658
   Oracle Corp.* .................................         16,903        203,174
   PACCAR, Inc. ..................................            359         24,204
   PG & E Corp.* .................................          1,277         27,009
   PMC Sierra, Inc.* .............................            517          6,064
   PNC Financial Services Group ..................            882         43,050
   PPG Industries, Inc. ..........................            524         26,588
   PPL Corporation ...............................            502         21,586
   Pactiv Corp.* .................................            491          9,678
   Pall Corp. ....................................            381          8,573
   Parametric Technology Corp.* ..................            810          2,471
   Parker Hannifin Corp. .........................            366         15,368
   Paychex, Inc. .................................          1,225         35,905
   Penney (J.C.) Co., Inc. .......................            831         14,002
   Peoples Energy Corp. ..........................            104          4,461
   Peoplesoft, Inc.* .............................          1,015         17,854
   Pepsi Bottling Group, Inc. ....................            877         17,558
   PepsiCo, Inc. .................................          5,539        246,486
   PerkinElmer, Inc. .............................            390          5,386
   Pfizer, Inc. ..................................         25,453        869,220
   Phelps Dodge Corp.* ...........................            260          9,968
   Pinnacle West Capital Corp. ...................            248          9,288
   Pitney Bowes, Inc. ............................            746         28,654
   Plum Creek Timber Co. .........................            574         14,895
   Power One, Inc.* ..............................            232          1,659
   Praxair, Inc. .................................            507         30,471
   Principal Financial Group, Inc. ...............          1,037         33,443
   Proctor & Gamble Co. ..........................          4,185        373,218
   Progress Energy, Inc. .........................            740         32,486
   Progressive Corp. of Ohio .....................            683         49,927
   Providian Financial Corp.* ....................            896          8,297
   Prudential Financial, Inc. ....................          1,772         59,628
   Public Svc. Enterprise Group ..................            694         29,322
   Pulte Homes, Inc. .............................            178         10,975
   QLogic Corp.* .................................            272         13,146
   Qualcomm, Inc. ................................          2,573         91,985
   Quest Diagnostics, Inc.* ......................            310         19,778
   Quintiles Transnational Corp.* ................            369          5,236
   Qwest Communications Intl.* ...................          5,488         26,233
   RJ Reynolds Tobacco Holdings ..................            270         10,047
   RadioShack Corp. ..............................            539         14,181
   Raytheon Co. ..................................          1,303         42,791
   Reebok International Ltd.* ....................            174          5,852
   Regions Financial Corp. .......................            710         23,984
   Robert Half Intl., Inc.* ......................            547         10,360
   Rockwell Automation, Inc. .....................            576         13,732
   Rockwell Collins ..............................            568         13,990
   Rohm & Haas Co. ...............................            686         21,287
   Rowan Cos., Inc.* .............................            275          6,160
   Ryder System, Inc. ............................            181          4,637
   SBC Communications, Inc. ......................         10,748        274,611
   SLM Corporation ...............................          1,446         56,640

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2003 (Unaudited)

                                                           Shares        Value
                                                           ------        -----
COMMON STOCKS (CONTINUED):
   Sabre Group Holdings, Inc. ....................            448    $    11,043
   Safeco Corp. ..................................            429         15,135
   Safeway, Inc.* ................................          1,428         29,217
   Sanmina Corp.* ................................          1,649         10,405
   Sara Lee Corp. ................................          2,506         47,138
   Schering-Plough Corp. .........................          4,736         88,090
   Schlumberger, Ltd. ............................          1,886         89,717
   Scientific-Atlanta, Inc. ......................            486         11,586
   Sealed Air Corp.* .............................            246         11,724
   Sears Roebuck & Co. ...........................          1,030         34,649
   Sempra Energy .................................            637         18,174
   Sherwin-Williams Co. ..........................            474         12,741
   Siebel Systems, Inc.* .........................          1,550         14,787
   Sigma-Aldrich Corp. ...........................            214         11,595
   Simon Property Group ..........................            601         23,457
   Snap-On, Inc. .................................            170          4,935
   Solectron Corp.* ..............................          2,688         10,053
   SouthTrust Corp. ..............................          1,132         30,790
   Southern Co. ..................................          2,303         71,761
   Southwest Airlines Co. ........................          2,521         43,361
   Sprint Corp. (FON Gp.) ........................          2,911         41,918
   Sprint Corp. (PCS Gp.)* .......................          3,299         18,969
   St. Jude Medical, Inc.* .......................            548         31,510
   St. Paul Companies, Inc. ......................            695         25,374
   Stanley Works .................................            250          6,900
   Staples, Inc.* ................................          1,528         28,039
   Starbucks Corp.* ..............................          1,261         30,920
   Starwood Hotels & Resorts .....................            619         17,697
   State Street Corp. ............................          1,062         41,843
   Stryker Corp. .................................            613         42,524
   Sun Microsystems, Inc.* .......................         10,412         47,895
   Sungard Data Sys., Inc.* ......................            875         22,671
   Sunoco, Inc. ..................................            223          8,416
   Suntrust Banks, Inc. ..........................            888         52,694
   Supervalu, Inc. ...............................            414          8,826
   Symantec Corp.* ...............................            470         20,614
   Symbol Technologies, Inc. .....................            712          9,263
   Synovus Financial Corp. .......................            986         21,199
   Sysco Corp. ...................................          2,094         62,904
   T. Rowe Price Group, Inc. .....................            384         14,496
   TJX Companies, Inc. ...........................          1,646         31,011
   TXU Corp. .....................................          1,056         23,707
   Target Corp. ..................................          2,962        112,082
   Teco Energy, Inc. .............................            532          6,379
   Tektronix, Inc.* ..............................            267          5,767
   Tellabs, Inc.* ................................          1,342          8,817
   Temple-Inland, Inc. ...........................            155          6,651
   Tenet Healthcare Corp.* .......................          1,533         17,859
   Teradyne, Inc.* ...............................            568          9,832
   Texas Instruments, Inc. .......................          5,603         98,613
   Textron, Inc. .................................            434         16,935
   Thermo Electron Corp.* ........................            534         11,225
   Thomas & Betts Corp.* .........................            171          2,471
   Tiffany & Co. .................................            453         14,804
   Torchmark Corp. ...............................            376         14,006
   Toys R Us, Inc.* ..............................            654          7,926
   Transocean, Inc.* .............................          1,042         22,893
   Travelers Property Casualty Co. ...............          3,285         51,804
   Tribune Co. ...................................            987         47,672
   Tupperware Corp. ..............................            171          2,456
   Tyco International Ltd. .......................          6,461        122,630
   UNUM Provident Corp. ..........................            904         12,123
   US Bancorp ....................................          6,189        151,631
   UST, Inc. .....................................            524         18,356
   Union Pacific Corp. ...........................            782         45,372
   Union Planters Corp. ..........................            628         19,487
   Unisys Corp.* .................................          1,052         12,919
   United Parcel Service Cl B ....................          3,647        232,314
   United States Steel Group .....................            296          4,846
   United Technologies Corp. .....................          1,544        109,362
   UnitedHealth Group, Inc. ......................          1,912         96,078
   Univision Communications, Inc. ................            711         21,614
   Unocal Corp. ..................................            802         23,009
   V F Corp. .....................................            322         10,964
   Veritas Software Corp.* .......................          1,337         38,332
   Verizon Communications ........................          8,856        349,369
   Viacom, Inc. Cl B* ............................          5,701        248,906
   Visteon Corp. .................................            406          2,789
   Vulcan Materials Co. ..........................            297         11,010
   Wachovia Corp. ................................          4,337        173,307
   Wal-Mart Stores, Inc. .........................         14,118        757,713
   Walgreen Co. ..................................          3,342        100,594
   Washington Mutual, Inc. .......................          3,000        123,900
   Waste Management, Inc. ........................          1,926         46,397
   Waters Corp.* .................................            408         11,885
   Watson Pharmaceuticals, Inc.* .................            312         12,595
   Wellpoint Health Networks, Inc. ...............            451         38,019
   Wells Fargo & Company .........................          5,401        272,210
   Wendy's International, Inc. ...................            356         10,313
   Weyerhaeuser Co. ..............................            679         36,666
   Whirlpool Corp. ...............................            199         12,676
   Williams Cos., Inc. ...........................          1,687         13,327
   Winn-Dixie Stores, Inc. .......................            437          5,379
   Worthington Industries, Inc. ..................            250          3,350
   Wrigley (Wm.) Jr. Co. .........................            700         39,361
   Wyeth .........................................          4,281        195,000
   XL Capital Limited* ...........................            421         34,943
   Xcel Energy, Inc. .............................          1,289         19,387
   Xerox Corp.* ..................................          2,538         26,877
   Xilinx, Inc.* .................................          1,096         27,740
   Yahoo!, Inc.* .................................          1,950         63,882
   Yum! Brands, Inc.* ............................            921         27,225
   Zimmer Holdings, Inc.* ........................            604         27,210
   Zions Bancorporation ..........................            269         13,614
                                                                     -----------
TOTAL COMMON STOCKS+
 (Cost: $37,234,514) 95.3% .......................                   $28,837,486
                                                                     ===========

----------
* Non-income producing security.
+ See "(b)" on page 19 for economic sector weightings.

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2003 (Unaudited)

                                                                             Face
                                                Rate         Maturity       Amount       Value
                                              --------      ----------     --------    ---------
SHORT-TERM DEBT SECURITIES:
U. S. Government (0.3%)
   U.S. Treasury Bill (a)..................     1.03%        07/24/03       $100,000    $    99,935
                                                                                        -----------
AGENCIES (4.4%)
   FNMA....................................     0.70         07/01/03      1,328,000      1,328,000
                                                                                        -----------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $1,427,935) 4.7%.................                                               1,427,935
                                                                                        -----------
TOTAL INVESTMENTS
   (Cost: $38,662,449) 100.0%..............                                             $30,265,421
                                                                                        ===========

----------
FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2003:

                                                              Expiration        Underlying Face    Unrealized
                                                                 Date           Amount at Value    Gain(Loss)
                                                             ------------       ---------------    ----------
PURCHASED
   6 S&P 500 Stock Index Futures Contracts...............   September 2003        $1,459,950        ($46,725)

      Face value of futures purchased and outstanding as a percentage of total investments in securities: 4.8%

----------
(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

(b) The common stocks included in the Equity Index Fund's Portfolio of Investments in Securities at June 30, 2003 are those which comprise the 500 stocks included in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500(R)"). The fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index. Each stock is weighted by its market capitalization, which means larger companies have greater representation in the index than smaller ones. As of June 30, 2003 the sector weightings of the common stocks component of the fund was as follows:

Basic Materials ...............  2.7%     Healthcare....................  14.8%
Consumer Cyclical.............. 11.1%     Industrials...................  10.4%
Consumer Non-Cyclical.......... 11.6%     Technology....................  16.2%
Energy.........................  5.8%     Telecommunications............   3.9%
Financials..................... 20.5%     Utilities.....................   3.0%

      Standard and Poor's does not sponsor, endorse, sell or promote the Equity Index Fund. "Standard & Poor's(R)", "S&P(R)", and "S&P 500(R)" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. Standard & Poor's has no obligation or liability for the sale or operation of the Equity Index Fund and makes no representation as to the advisability of investing in the fund.

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2003 (Unaudited)

                                                           Shares        Value
                                                           ------        -----
COMMON STOCKS:
  3Com Corp.* ......................................       10,581     $   49,519
  99 Cent Only Stores* .............................        2,055         70,528
  AGCO Corp.* ......................................        2,192         37,439
  AGL Resources, Inc. ..............................        1,817         46,224
  AK Steel Holding Corp.* ..........................        3,177         11,501
  AMB Property Corp. ...............................        2,421         68,200
  Abercrombie & Fitch Co. Cl A* ....................        2,866         81,423
  Activision, Inc.* ................................        2,907         37,558
  Acxiom Corp.* ....................................        2,619         39,521
  Adtran, Inc.* ....................................        1,107         56,479
  Advance PCS* .....................................        2,639        100,942
  Advanced Fibre Communication* ....................        2,467         40,138
  Advent Software, Inc.* ...........................          958         16,200
  Affiliated Computer Svcs.* .......................        3,882        177,524
  Airborne Freight Corp. ...........................        1,422         29,720
  Airgas, Inc. .....................................        2,111         35,359
  Alaska Air Group, Inc.* ..........................          768         16,474
  Albemarle Corp. ..................................        1,205         33,704
  Alexander & Baldwin, Inc. ........................        1,202         31,889
  Allete, Inc. .....................................        2,498         66,322
  Alliant Energy Corp. .............................        2,692         51,229
  Allmerica Financial Corp.* .......................        1,560         28,064
  AmerUs Group Co. .................................        1,143         32,221
  American Eagle Outfitters* .......................        2,085         37,780
  American Financial Group .........................        2,023         46,124
  Americredit Corp.* ...............................        4,532         38,749
  Ametek, Inc. .....................................          970         35,551
  Apogent Technologies, Inc.* ......................        2,912         58,240
  Applebees Intl., Inc. ............................        1,630         51,231
  Apria Healthcare Group, Inc.* ....................        1,604         39,908
  Aquila, Inc.* ....................................        5,712         14,737
  Arch Coal, Inc. ..................................        1,542         35,435
  Arrow Electronics, Inc.* .........................        2,926         44,592
  Arvin Meritor, Inc. ..............................        1,998         40,320
  Ascential Software Corp.* ........................        1,770         29,103
  Associated Banc-Corp .............................        2,190         81,293
  Astoria Financial Corp. ..........................        2,416         67,479
  Atmel Corp.* .....................................       13,639         34,507
  Avnet, Inc.* .....................................        3,498         44,355
  Avocent Corp.* ...................................        1,323         39,597
  BISYS Group, Inc.* ...............................        3,515         64,571
  BJ's Wholesale Club, Inc.* .......................        2,034         30,632
  Bandag, Inc. .....................................          561         20,908
  Bank of Hawaii Corp. .............................        1,783         59,106
  Banknorth Group, Inc. ............................        4,739        120,939
  Banta Corp. ......................................          741         24,045
  Barnes & Noble, Inc.* ............................        1,892         43,611
  Barr Laboratories, Inc.* .........................        1,921        125,826
  Beckman Coulter, Inc. ............................        1,796         72,989
  Belo Corporation .................................        3,293         73,631
  Berkley (W.R.) Corp. .............................        1,630         85,901
  Black Hills Corp. ................................          920         28,244
  Blyth, Inc. ......................................        1,361         37,019
  Bob Evans Farms, Inc. ............................        1,044         28,846
  Borders Group, Inc.* .............................        2,332         41,067
  Borg-Warner, Inc. ................................          789         50,812
  Bowater, Inc. ....................................        1,624         60,819
  Brinker International, Inc.* .....................        2,859        102,981
  Brown & Brown, Inc. ..............................        2,031         66,008
  C.H. Robinson Worldwide, Inc. ....................        2,489         88,509
  CBRL Group, Inc. .................................        1,462         56,813
  CDW Corp.* .......................................        2,470        113,126
  CNF Transportation, Inc. .........................        1,445         36,674
  CSG Systems Intl., Inc.* .........................        1,510         21,336
  Cabot MicroElectronics Corp.* ....................          699         35,279
  Cadence Design Systems, Inc.* ....................        7,893         95,190
  Callaway Golf Co. ................................        2,229         29,467
  CarMax, Inc.* ....................................        3,023         91,143
  Career Education Corp.* ..........................        1,352         92,504
  Carlisle Companies, Inc. .........................          898         37,860
  Carpenter Technology Corp. .......................          642         10,015
  Catalina Marketing Corp.* ........................        1,565         27,622
  Ceridian Corp.* ..................................        4,347         73,769
  Certegy Inc.* ....................................        1,949         54,085
  Charles River Laboratories, Inc. .................        1,318         42,413
  CheckFree Corp.* .................................        2,299         64,004
  Cheesecake Factory, Inc.* ........................        1,485         53,297
  Chico's FAS, Inc.* ...............................        2,500         52,625
  ChoicePoint, Inc.* ...............................        2,489         85,920
  Church & Dwight ..................................        1,162         38,032
  Cincinnati Bell, Inc.* ...........................        6,420         43,014
  City National Corp. ..............................        1,472         65,592
  Claire's Stores, Inc. ............................        1,432         36,316
  Clayton Homes, Inc. ..............................        3,990         50,075
  Coach, Inc.* .....................................        2,639        131,264
  Colonial BancGroup, Inc. .........................        3,630         50,348
  CommScope, Inc.* .................................        1,739         16,521
  Commerce Bancorp, Inc. NJ ........................        1,982         73,532
  Community Health Systems, Inc.* ..................        2,890         56,153
  Compass Bancshares, Inc. .........................        3,758        131,267
  Constellation Brands, Inc. Cl A ..................        2,650         83,210
  Cooper Cameron Corp.* ............................        1,594         80,306
  Copart, Inc.* ....................................        2,709         25,600
  Corinthian Colleges, Inc.* .......................        1,280         62,170
  Covance, Inc.* ...................................        1,771         32,055
  Coventry Health Care* ............................        1,770         81,703
  Credence Systems Corp.* ..........................        1,782         15,094
  Cree, Inc.* ......................................        2,143         34,888
  Crompton Corp. ...................................        3,342         23,561
  Cypress Semiconductor Corp.* .....................        3,634         43,608
  Cytec Industries, Inc.* ..........................        1,148         38,802
  Cytyc Corp.* .....................................        3,401         35,779
  D.R. Horton, Inc. ................................        4,307        121,027
  DPL, Inc. ........................................        3,725         59,377
  DQE, Inc. ........................................        2,172         32,732
  DST Systems, Inc.* ...............................        3,502        133,076
  DeVry, Inc.* .....................................        2,058         47,931
  Dean Foods Co.* ..................................        4,018        126,567
  Dentsply International, Inc. .....................        2,301         94,111
  Dial Corp. .......................................        2,793         54,324
  Diebold, Inc. ....................................        2,119         91,647
  Dollar Tree Stores* ..............................        3,346        106,169
  Donaldson Company, Inc. ..........................        1,276         56,718
  Dun & Bradstreet* ................................        2,194         90,173
  Dycom Industries, Inc.* ..........................        1,409         22,967
  E*Trade Group, Inc.* .............................       10,588         89,998
  EGL, Inc.* .......................................        1,380         20,976
  ENSCO International, Inc. ........................        4,380        117,822
  Eaton Vance Corp. ................................        2,026         64,022
  Education Management Corp.* ......................        1,026         54,563
  Edwards (A.G.), Inc. .............................        2,328         79,618
  Edwards Lifesciences Corp.* ......................        1,754         56,374
  Emmis Communications Cl A* .......................        1,558         35,756
  Energizer Holdings, Inc.* ........................        2,563         80,478
  Energy East Corporation ..........................        4,247         88,168
  Entercom Communications* .........................        1,458         71,457
  Equitable Resources, Inc. ........................        1,819         74,106
  Everest RE Group* ................................        1,639        125,384
  Expeditors Int'l Wash., Inc. .....................        3,052        105,721

   The accompanying notes are an integral part of these financial statements.

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2003 (Unaudited)

                                                           Shares        Value
                                                           ------        -----
COMMON STOCKS (CONTINUED):
  Express Scripts, Inc.* ...........................        2,287     $  155,996
  Extended Stay America Inc.* ......................        2,750         37,098
  FMC Corp.* .......................................        1,029         23,286
  FMC Technologies, Inc.* ..........................        1,926         40,542
  Fair Isaac Corporation ...........................        1,450         74,603
  Fairchild Semicon Intl.* .........................        3,431         43,882
  Fastenal Co. .....................................        2,234         75,822
  Federal Signal Corp. .............................        1,401         24,616
  Ferro Corp. ......................................        1,187         26,743
  Fidelity Natl Finl, Inc. .........................        3,802        116,950
  First American Corp. .............................        2,130         56,126
  First Health Group Corp.* ........................        2,790         77,004
  First Virginia Banks, Inc. .......................        2,105         90,768
  Firstmerit Corp. .................................        2,481         56,716
  Flowserve Corporation* ...........................        1,624         31,944
  Forest Oil Corp.* ................................        1,380         34,666
  Furniture Brands Intl., Inc.* ....................        1,657         43,248
  GATX Corp. .......................................        1,438         23,511
  GTECH Holdings Corp. .............................        1,656         62,348
  Gallagher (Arthur J.) & Co. ......................        2,590         70,448
  Gartner, Inc.* ...................................        2,400         18,024
  Gentex Corp.* ....................................        2,225         68,107
  Gilead Sciences, Inc.* ...........................        5,774        320,919
  Glatfelter .......................................        1,275         18,806
  Granite Construction .............................        1,215         23,279
  Grant Prideco, Inc.* .............................        3,559         41,818
  Great Plains Energy, Inc. ........................        2,027         58,540
  Greater Bay Bancorp ..............................        1,512         31,056
  Greenpoint Financial Corp. .......................        2,865        145,943
  HCC Insurance Holdings, Inc. .....................        1,832         54,172
  HON Industries, Inc. .............................        1,735         52,918
  Hanover Compressor Co.* ..........................        1,953         22,069
  Harris Corp. .....................................        1,951         58,628
  Harsco Corp. .....................................        1,188         42,827
  Harte-Hanks, Inc. ................................        2,672         50,768
  Hawaiian Electric Inds ...........................        1,068         48,968
  Health Net, Inc.* ................................        3,395        111,865
  Helmerich & Payne, Inc. ..........................        1,469         42,895
  Henry (Jack) & Associates ........................        2,574         45,791
  Henry Schein, Inc.* ..............................        1,273         66,629
  Hibernia Corp. Cl A ..............................        4,614         83,790
  Hillenbrand Industries, Inc. .....................        1,809         91,264
  Hispanic Broadcasting Corp.* .....................        3,200         81,440
  Horace Mann Educators Corp. ......................        1,200         19,356
  Hormel Foods Corp. ...............................        4,055         96,104
  Hospitality Properties Trust .....................        1,841         57,531
  Hubbell, Inc. Cl B ...............................        1,738         57,528
  ICN Pharmaceuticals, Inc. ........................        2,459         41,213
  IDEC Pharmaceuticals Corp.* ......................        4,482        152,388
  IMC Global, Inc. .................................        3,386         22,720
  IdaCorp, Inc. ....................................        1,106         29,033
  Imation Corp. ....................................        1,035         39,144
  Independence Community Bank Cp ...................        1,678         47,353
  Indymac Bancorp, Inc. ............................        1,621         41,206
  Infocus Corp.* ...................................        1,156          5,456
  Integrated Circuit Systems, Inc. .................        2,040         64,117
  Integrated Device Tech., Inc.* ...................        3,030         33,482
  International Rectifier* .........................        1,871         50,180
  International Speedway Corp. .....................        1,565         61,833
  Internet Security Systems, Inc. ..................        1,453         20,720
  Intersil Corp. Cl A* .............................        4,002        106,493
  Interstate Bakeries Corp. ........................        1,311         16,650
  Investment Technology Grp., Inc. .................        1,412         26,263
  Investors Financial Services .....................        1,892         54,887
  Ivax Corp.* ......................................        5,706        101,852
  J.B. Hunt Transport Svcs., Inc. ..................        1,149         43,375
  J.M. Smucker Co. .................................        1,444         57,601
  Jacobs Engineering Group, Inc. ...................        1,600         67,440
  Keane, Inc.* .....................................        1,961         26,728
  Kelly Services, Inc. .............................        1,038         24,341
  Kemet Corp.* .....................................        2,528         25,533
  Kennametal, Inc. .................................        1,031         34,889
  Korn/Ferry International* ........................        1,093          8,853
  Krispy Kreme Doughnuts, Inc.* ....................        1,646         67,782
  L-3 Communications Hldgs., Inc. ..................        2,773        120,598
  LTX Corp.* .......................................        1,436         12,407
  Labranche & Co. ..................................        1,736         35,918
  Lam Research Corp.* ..............................        3,681         67,031
  Lancaster Colony Corp. ...........................        1,064         41,134
  Lattice Semiconductor Corp.* .....................        3,297         27,134
  Lear Corp.* ......................................        1,922         88,450
  Lee Enterprises ..................................        1,299         48,751
  Legato Systems, Inc.* ............................        3,406         28,576
  Legg Mason, Inc. .................................        1,893        122,950
  Lennar Corp. .....................................        2,084        149,006
  Leucadia National ................................        1,707         63,364
  Liberty Property Trust ...........................        2,241         77,539
  Lifepoint Hospitals, Inc.* .......................        1,158         24,249
  Lincare Holdings, Inc.* ..........................        3,097         97,586
  Longs Drug Stores Corp. ..........................        1,126         18,692
  Longview Fibre Co. ...............................        1,504         12,333
  Lubrizol Corp. ...................................        1,512         46,857
  Lyondell Chemical Co. ............................        4,688         63,429
  M & T Bank Corp. .................................        3,473        292,496
  MDU Resources Group ..............................        2,087         69,894
  MONY Group, Inc. .................................        1,377         37,110
  MPS Group, Inc.* .................................        3,009         20,702
  Mack-Cali Realty Corp. ...........................        1,683         61,228
  Macromedia, Inc.* ................................        1,822         38,335
  Macrovision Corp.* ...............................        1,420         28,286
  Mandalay Resort Group ............................        1,732         55,164
  Manpower, Inc. ...................................        2,265         84,009
  Martin Marietta Materials, Inc. ..................        1,435         48,230
  McData Corporation - Cl A* .......................        3,336         48,939
  Media General, Inc. Cl A .........................          665         38,038
  Mentor Graphics Corp.* ...........................        1,954         28,294
  Mercantile Bankshares Corp. ......................        2,021         79,587
  Michaels Stores, Inc. ............................        1,969         74,940
  Micrel, Inc.* ....................................        2,691         27,959
  Microchip Technology, Inc. .......................        5,962        146,069
  Millennium Pharmaceuticals, Inc. .................        8,448        132,887
  Miller (Herman), Inc. ............................        2,152         43,492
  Minerals Technologies, Inc. ......................          601         29,245
  Modine Manufacturing Co. .........................          987         19,118
  Mohawk Industries, Inc.* .........................        1,959        108,783
  Murphy Oil Corp. .................................        2,693        141,652
  Mylan Laboratories, Inc. .........................        5,394        187,549
  NSTAR ............................................        1,562         71,149
  National Fuel Gas Co. ............................        2,354         61,322
  National Instruments Corp.* ......................        1,513         57,161
  National-Oilwell, Inc.* ..........................        2,467         54,274
  Natl. Commerce Financial Corp. ...................        6,026        133,717
  Neiman-Marcus Group, Inc.* .......................        1,413         51,716
  Networks Associates, Inc.* .......................        4,593         58,239
  Neuberger Berman .................................        2,049         81,776
  New Plan Excel Realty Trust ......................        2,841         60,655
  New York Community Bancorp, Inc. .................        4,210        122,469
  Newport Corp.* ...................................        1,116         16,517
  Noble Energy, Inc. ...............................        1,680         63,504
  Nordson Corp. ....................................          984         23,468

   The accompanying notes are an integral part of these financial statements.

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2003 (Unaudited)

                                                           Shares        Value
                                                           ------        -----
COMMON STOCKS (CONTINUED):
  Northeast Utilities ..............................        3,977    $    66,575
  OGE Energy Corp. .................................        2,297         49,087
  Ohio Casualty Corp.* .............................        1,778         23,434
  Old Republic Intl. Corp. .........................        3,541        121,350
  Olin Corp. .......................................        1,693         28,950
  Omnicare, Inc. ...................................        2,941         99,376
  Oneok, Inc. ......................................        2,125         41,714
  Outback Steakhouse, Inc. .........................        2,225         86,775
  Overseas Shipholding Group .......................          992         21,834
  Overture Services, Inc.* .........................        1,864         33,794
  Oxford Health Plans, Inc.* .......................        2,457        103,268
  PMI Group, Inc. ..................................        2,654         71,233
  PNM Resources, Inc. ..............................        1,132         30,281
  Pacificare Health Systems, Inc. ..................        1,051         51,846
  Packaging Corp of America* .......................        3,061         56,414
  Park Place Entertainment* ........................        8,823         80,201
  Patterson Dental Co.* ............................        1,996         90,618
  Patterson UTI Energy, Inc.* ......................        2,346         76,010
  Payless Shoesource, Inc.* ........................        1,992         24,900
  Peabody Energy Corp. .............................        1,531         51,426
  Pentair, Inc. ....................................        1,450         56,637
  Pepco Holdings, Inc. .............................        4,790         91,776
  PepsiAmericas, Inc. ..............................        4,412         55,415
  Perrigo Co. ......................................        2,037         31,859
  PetSmart, Inc.* ..................................        4,077         67,964
  Pharmaceutical Resources, Inc.* ..................          970         47,200
  Philadelphia Suburban Corp. ......................        2,000         48,760
  Pier 1 Imports, Inc. .............................        2,718         55,447
  Pioneer Natural Resources Co.* ...................        3,435         89,654
  Plantronics, Inc.* ...............................        1,301         28,193
  Plexus Corp.* ....................................        1,233         14,216
  Pogo Producing Co. ...............................        1,800         76,950
  Polycom, Inc.* ...................................        2,926         40,554
  Potlatch Corp. ...................................          819         21,089
  Powerwave Technologies, Inc.* ....................        1,926         12,076
  Precision Castparts Corp. ........................        1,528         47,521
  Price Communications Corp.* ......................        1,588         20,501
  Pride International, Inc.* .......................        3,947         74,283
  Protective Life Corp. ............................        2,022         54,089
  Protein Design* ..................................        2,614         36,544
  Provident Financial Group ........................        1,429         36,625
  Puget Energy, Inc. ...............................        2,720         64,926
  Quanta Services, Inc.* ...........................        3,416         24,254
  Quantum Corp.* ...................................        5,059         20,489
  Questar Corp. ....................................        2,407         80,562
  RF Micro Devices* ................................        5,357         32,249
  RPM International, Inc. ..........................        3,373         46,379
  RSA Security, Inc.* ..............................        1,667         17,920
  Radian Group, Inc. ...............................        2,744        100,568
  Rayonier, Inc. ...................................        1,224         40,392
  Reader's Digest Assn .............................        2,872         38,715
  Republic Services, Inc.* .........................        4,799        108,793
  Retek, Inc.* .....................................        1,561          9,990
  Reynolds & Reynolds Co. ..........................        1,976         56,435
  Rollins, Inc. ....................................        1,305         24,599
  Roslyn Bancorp, Inc. .............................        2,300         49,427
  Ross Stores, Inc. ................................        2,284         97,618
  Ruby Tuesday, Inc. ...............................        1,890         46,740
  Ruddick Corp. ....................................        1,367         21,489
  SCANA Corp. ......................................        3,237        110,964
  SEI Investments ..................................        3,113         99,616
  SICOR, Inc.* .....................................        3,437         69,909
  SPX, Inc.* .......................................        2,364        104,158
  Saks Incorporated* ...............................        4,173         40,478
  Sandisk Corp.* ...................................        2,022         81,588
  Scholastic Corp.* ................................        1,146         34,128
  Semtech Corp.* ...................................        2,151         30,630
  Sensient Technologies Corp. ......................        1,405         32,048
  Sepracor, Inc.* ..................................        2,471         44,552
  Sequa Corp. Cl A* ................................          301         10,324
  Sierra Pacific Resources* ........................        3,435         20,404
  Silicon Laboratories, Inc.* ......................        1,438         38,280
  Silicon Valley Bancshares* .......................        1,140         27,143
  Six Flags, Inc.* .................................        2,722         18,455
  Smith International, Inc.* .......................        2,984        109,632
  Smithfield Foods, Inc.* ..........................        3,208         73,527
  Sonoco Products Co. ..............................        2,838         68,169
  Sotheby's Holdings* ..............................        1,810         13,466
  Sovereign Bancorp, Inc. ..........................        7,669        120,020
  StanCorp Financial Group, Inc. ...................          865         45,170
  Stericycle, Inc.* ................................        1,190         45,791
  Steris Corp.* ....................................        2,021         46,665
  Storage Technology Corp.* ........................        3,152         81,132
  Superior Industries Intl .........................          813         33,902
  Swift Transportation Co., Inc. ...................        2,456         45,731
  Sybase, Inc.* ....................................        2,777         38,628
  Sylvan Learning Systems, Inc.* ...................        1,174         26,814
  Synopsys, Inc.* ..................................        2,173        134,400
  TCF Financial ....................................        2,155         85,855
  Tech Data Corp.* .................................        1,661         44,365
  Tecumseh Products Co. Cl A .......................          534         20,458
  Teleflex, Inc. ...................................        1,153         49,060
  Telephone & Data Systems, Inc. ...................        1,726         85,782
  The Brink's Company ..............................        1,597         23,268
  Tidewater, Inc. ..................................        1,782         52,337
  Timberland Company Cl A* .........................        1,082         57,195
  Titan Corp.* .....................................        2,291         23,574
  Toll Brothers, Inc.* .............................        2,065         58,460
  Tootsie Roll Inds., Inc. .........................        1,549         47,229
  Transaction Systems Architects ...................        1,021          9,148
  Triad Hospitals, Inc.* ...........................        2,177         54,033
  Trinity Industries ...............................        1,352         25,026
  Triquint Semiconductor, Inc.* ....................        3,890         16,182
  Tyson Foods, Inc. ................................       10,301        109,397
  Unifi, Inc.* .....................................        1,585          9,827
  United Dominion Realty Tr, Inc. ..................        3,138         54,036
  United Rentals* ..................................        2,255         31,322
  Unitrin, Inc. ....................................        1,992         54,023
  Universal Corp. ..................................          738         31,217
  Universal Health Services Cl B ...................        1,765         69,929
  VISX, Inc.* ......................................        1,514         26,268
  Valassis Communication, Inc.* ....................        1,544         39,712
  Valero Energy Corp. ..............................        3,309        120,216
  Valspar Corp. ....................................        1,474         62,232
  Varco International, Inc.* .......................        2,841         55,684
  Varian Medical Systems, Inc.* ....................        2,001        115,198
  Varian, Inc.* ....................................          989         34,289
  Vectren Corporation ..............................        1,994         49,950
  Vertex Pharmaceutical* ...........................        2,230         32,558
  Viad Corp. .......................................        2,586         57,901
  Vishay Intertechnology, Inc.* ....................        4,695         61,974
  WGL Holdings, Inc. ...............................        1,426         38,074
  WPS Resources ....................................          929         37,346
  Waddell & Reed Financial, Inc. ...................        2,369         60,812
  Washington Post Co. Cl B .........................          275        201,548
  Wausau-Mosinee Paper Corp. .......................        1,517         16,990
  Weatherford International Ltd. ...................        3,828        160,393
  Webster Financial Corp. ..........................        1,350         51,030
  Werner Enterprises, Inc. .........................        1,880         39,856
  Westamerica Bancorp ..............................          986         42,476
  Westar Energy, Inc. ..............................        2,111         34,261
  Western Gas Resources ............................          972         38,490

   The accompanying notes are an integral part of these financial statements.

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2003 (Unaudited)

                                                           Shares        Value
                                                           ------        -----
COMMON STOCKS (CONTINUED):
  Westwood One, Inc.* ..............................        3,087    $   104,741
  Whole Foods Market, Inc.* ........................        1,715         81,514
  Williams-Sonoma, Inc.* ...........................        3,412         99,630
  Wilmington Trust Corp. ...........................        1,932         56,704
  Wind River Systems* ..............................        2,324          8,854
  Wisconsin Energy Corp. ...........................        3,393         98,397
  XTO Energy, Inc. .................................        5,317        106,925
  York International Corp. .........................        1,160         27,144
                                                                     -----------
TOTAL COMMON STOCKS (b)
  (Cost: $25,993,464) 98.3% ........................                 $23,408,085
                                                                     ===========

----------
* Non-income producing security.

                                                                             Face
                                                Rate         Maturity       Amount       Value
                                              --------      ----------     --------    ---------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.4%)
   U.S. TREASURY BILL (a)..................     1.01%        07/24/03      $100,000    $    99,935
                                                                                       -----------
   AGENCIES (0.4%)
   FNMA....................................     0.90         07/24/03       100,000         99,925
                                                                                       -----------
TOTAL SHORT-TERM DEBT SECURITIES
(Cost: $199,860) 0.8%......................                                                199,860
                                                                                       -----------
TEMPORARY CASH INVESTMENT
(Cost: $216,000) 0.9%**....................                                                216,000
                                                                                       -----------
TOTAL INVESTMENTS
(Cost: $26,409,324) 100.0%.................                                            $23,823,945
                                                                                       ===========

----------
FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2003:

                                                              Expiration        Underlying Face    Unrealized
                                                                 Date           Amount at Value    Gain(Loss)
                                                             ------------       ---------------    ----------
PURCHASED
  2 S&P MidCap 400 Stock Index Futures Contracts........    September 2003          $480,200       ($10,800)
                                                                                    ========       ========

      Face value of futures purchased and outstanding as a percentage of total investments in securities: 2.0%

----------
** The fund has an arrangement with its cutodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2003 was .95%.

(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

(b) The common stocks included in the Mid-Cap Equity Index Fund's Portfolio of Investments in Securities at June 30, 2003 are those which comprise the 400 stocks included in the Standard & Poor's MidCap 400 Index(R) ("S&P MidCap 400 Index"). The fund generally invests in all 400 stocks in the S&P MidCap 400 Index in proportion to their weighting in the index. Each stock is weighted by its market capitalization, which means larger companies have greater representation in the index than smaller ones. As of June 30, 2003 the sector weightings of the common stocks component of the Mid-Cap Equity Index Fund was as follows:

Basic Materials ................   4.2%   Healthcare.....................  14.1%
Consumer Cyclical...............  16.2%   Industrials....................  11.3%
Consumer Non-Cyclical...........   5.0%   Technology.....................  14.9%
Energy..........................   6.9%   Telecommunications.............   0.6%
Financials......................  19.9%   Utilities......................   6.9%

      Standard and Poor's does not sponsor, endorse, sell or promote the Mid-Cap Equity Index Fund. "Standard & Poor's(R)", "S&P(R)", and "S&P 500(R)" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. Standard & Poor's has no obligation or liability for the sale or operation of the Mid-Cap Equity Index Fund and makes no representation as to the advisability of investing in the fund.

   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2003 (Unaudited)

                                                           Shares        Value
                                                           ------        -----
COMMON STOCKS:
BASIC MATERIALS (0.9%)
   Nova Chemicals Corp. ..........................          1,590       $ 30,274
   OM Group, Inc.* ...............................          4,630         68,200
   Olin Corp. ....................................          1,490         25,479
                                                                     -----------
                                                                         123,953
                                                                     -----------
CONSUMER, CYCLICAL (19.0%)
   Aeropostale, Inc.* ............................          6,300        135,324
   American Axle & Mfg. Holdings* ................          2,900         69,310
   aQuantive, Inc.* ..............................         11,749        123,365
   Borg-Warner, Inc. .............................          1,250         80,500
   Boyd Gaming Corp.* ............................          9,004        155,409
   CBRL Group, Inc. ..............................          2,220         86,269
   Central Garden & Pet Co.* .....................          2,160         51,926
   Christopher & Banks Corp.* ....................          5,540        204,925
   Claire's Stores, Inc. .........................          1,980         50,213
   Courier Corp. .................................          1,281         65,972
   Emmis Communications Cl A* ....................          3,699         84,892
   Guitar Center, Inc.* ..........................          6,434        187,101
   Outback Steakhouse, Inc. ......................          1,750         68,250
   P.F. Changs China Bistro, Inc.* ...............          3,399        167,265
   Sinclair Broadcast Group* .....................         10,181        118,303
   Sonic Automotive, Inc.* .......................          7,518        164,719
   Steve Madden, Ltd.* ...........................          5,610        121,120
   United Auto Group, Inc.* ......................          3,641         79,301
   United Online, Inc.* ..........................          4,158        105,364
   West Marine, Inc.* ............................          7,760        135,878
   Wet Seal, Inc. Cl A* ..........................          7,210         77,003
   Young Broadcasting, Inc.* .....................          6,546        137,990
   XM Satelite Radio Holdings* ...................          7,984         87,744
                                                                     -----------
                                                                       2,558,143
                                                                     -----------
CONSUMER, NON-CYCLICAL (1.0%)
   Sensient Technologies Corp. ...................          5,716        130,382
                                                                     -----------
ENERGY (4.4%)
   Equitable Resources, Inc. .....................          1,140         46,444
   Lyondell Chemical Co. .........................          1,670         22,595
   Oil States International, Inc. ................          7,674         92,855
   Patina Oil & Gas Corp. ........................          3,217        103,427
   Quicksilver Resources* ........................          2,135         51,133
   Superior Energy Services, Inc.* ...............          5,671         53,761
   Universal Compression Holdings ................          2,917         60,849
   Western Gas Resources .........................          2,100         83,160
   Williams Cos., Inc. ...........................         10,300         81,370
                                                                     -----------
                                                                         595,594
                                                                     -----------
FINANCIAL (6.1%)
   Alabama National Bancorp ......................          3,789        183,691
   Bank of the Ozarks ............................            380         14,600
   East West Bancorp, Inc. .......................          2,522         91,145
   PrivateBancorp, Inc. ..........................          6,654        181,588
   Texas Regional Bancshares .....................          4,375        149,056
   Willow Grove Bancorp ..........................         12,188        207,196
                                                                     -----------
                                                                         827,276
                                                                     -----------
HEALTHCARE (10.6%)
   Alaris Medical* ...............................          4,510         58,405
   Alexion Pharmaceuticals, Inc.* ................          4,265         72,718
   Closure Medical Corporation* ..................          1,401         26,045
   Cubist Pharmaceuticals, Inc.* .................          6,029         64,269
   Dendreon Corp.* ...............................         12,718         75,545
   Edwards Lifesciences Corp.* ...................          3,476        111,719
   IDEXX Laboratories, Inc.* .....................          2,467         82,225
   Impac Medical Systems* ........................          4,818        102,093
   Neurocrine Biosciences, Inc.* .................          1,765         88,144
   Pharmaceutical Resources, Inc.* ...............          1,200         58,392
   Select Medical Corp.* .........................          4,610        114,466
   Shire Pharmaceuticals Group Plc ...............          3,600         71,100
   Staar Surgical Co.* ...........................          4,868         56,323
   Steris Corp.* .................................          4,620        106,676
   Telik, Inc.* ..................................          6,162         98,715
   Vicuron Pharmaceuticals, Inc.* ................          2,827         40,143
   VistaCare, Inc. Cl A* .........................          4,180        102,285
   Vital Images, Inc.* ...........................          5,695        105,244
                                                                     -----------
                                                                       1,434,507
                                                                     -----------
INDUSTRIAL (18.1%)
   AGCO Corp.* ...................................          4,120         70,370
   Airgas, Inc. ..................................          9,008        150,884
   Benchmark Electronics* ........................          1,572         48,355
   Carbo Ceramics, Inc. ..........................          1,447         53,828
   Chicago Bridge & Iron (NY Shs.) ...............          6,755        153,203
   Clarcor, Inc. .................................          2,006         77,331
   Cooper Industries, Ltd.* ......................          1,650         68,145
   Covenant Transport, Inc. Cl A* ................          3,335         57,229
   Documentum, Inc.* .............................         11,481        225,831
   EMCOR Group, Inc.* ............................          2,380        117,477
   Graco, Inc. ...................................          2,150         68,800
   Harman Intl. Industries, Inc. .................          2,126        168,252
   Heartland Express, Inc.* ......................          6,088        137,771
   Jacobs Engineering Group, Inc. ................          3,200        134,880
   Kirby Corp.* ..................................          6,793        191,563
   Landstar System, Inc.* ........................          2,403        150,332
   MTS Systems Corp. .............................          4,370         64,414
   Macromedia, Inc.* .............................          4,901        103,117
   Magma Design Automation* ......................          9,521        163,285
   NN, Inc. ......................................          5,200         65,832
   PMC Sierra, Inc.* .............................          7,825         91,787
   Waste Connections, Inc.* ......................          2,150         75,358
                                                                     -----------
                                                                       2,438,044
                                                                     -----------
TECHNOLOGY (23.2%)
   Agere Systems, Inc.* ..........................         39,144         91,206
   Amdocs Ltd.* ..................................         11,623        278,952
   Avocent Corp.* ................................          4,510        134,984
   Concord Communications, Inc.* .................          4,684         64,546
   Cray, Inc.* ...................................          8,212         64,875
   Cypress Semiconductor Corp.* ..................          8,438        101,256
   Emulex Corp.* .................................          7,253        165,151
   Fairchild Semiconductor Intl.* ................          3,667         46,901
   Hyperion Solutions, Corp.* ....................          6,349        214,152
   Integrated Circuit Systems, Inc. ..............          1,710         53,745
   Intergraph Corp.* .............................          9,026        194,059
   International Rectifier* ......................          7,753        207,935
   Legato Systems, Inc.* .........................         14,640        122,830
   Marvell Technology Group* .....................          6,614        227,322
   Mercury Interactive Corp.* ....................          2,984        115,211
   Micromuse, Inc.* ..............................          9,815         78,421
   Quest Software, Inc.* .........................          6,404         76,207
   RealNetworks, Inc.* ...........................          6,144         41,532
   SONUS Networks, Inc.* .........................         28,981        140,267
   Sandisk Corp.* ................................          6,777        273,452
   Silicon Image, Inc.* ..........................         20,540        112,970
   Tivo, Inc.* ...................................         10,122        122,375
   Western Digital Corp.* ........................         12,001        123,610
   Zebra Technologies Cl A* ......................          1,150         86,538
                                                                     -----------
                                                                       3,138,497
                                                                     -----------
TOTAL COMMON STOCKS
   (Cost: $9,814,258) 83.3% ......................                   $11,246,396
                                                                     ===========
----------
* Non-income producing security

   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2003 (Unaudited)

                                                                             Face
                                                Rate         Maturity       Amount       Value
                                              --------      ----------     --------    ---------
SHORT-TERM DEBT SECURITIES:
AGENCIES (16.7%)
   FNMA.................................        0.70%        07/01/03      $2,260,000   $ 2,260,000
                                                                                        -----------
TOTAL SHORT-TERM DEBT SECURITIES
  (Cost: $2,260,000) 16.7%..............          .                                       2,260,000
                                                                                        -----------
TOTAL INVESTMENTS
  (Cost: $12,074,258) 100.0%............          .                                     $13,506,396
                                                                                        ===========

   The accompanying notes are an integral part of these financial statements.

             MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2003 (Unaudited)

                                                                                                   Face
                                                           Rating*      Rate      Maturity         Amount          Value
                                                           -------      ----      --------       ----------      --------
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (11.5%)
   U.S. Treasury Note................................        AAA        4.63%      05/15/06     $ 1,250,000     $ 1,355,029
   U.S. Treasury Note................................        AAA        3.00       11/15/07       1,000,000       1,031,484
   U.S. Treasury Note................................        AAA        4.38       08/15/12       1,000,000       1,072,227
   U.S. Treasury Strip...............................        AAA        0.00       02/15/17       2,500,000       1,365,360
                                                                                                                -----------
                                                                                                                  4,824,100
                                                                                                                -----------
AGENCIES (53.8%)
 MORTGAGE-BACKED OBLIGATIONS (36.4%)
   FHLMC.............................................        AAA        8.00       07/15/06          40,673          40,662
   FHLMC.............................................        AAA        6.00       03/15/25       1,100,000       1,115,833
   FHLMC.............................................        AAA        5.00       06/15/17         500,000         523,435
   FHLMC.............................................        AAA        4.00       10/15/26         750,000         765,469
   FNMA..............................................        AAA        8.00       03/01/31          69,449          74,891
   FNMA..............................................        AAA        7.50       06/01/31          86,915          92,344
   FNMA..............................................        AAA        7.00       09/01/31         129,002         135,852
   FNMA..............................................        AAA        7.00       11/01/31         152,553         160,653
   FNMA..............................................        AAA        7.50       02/01/32         216,930         230,488
   FNMA..............................................        AAA        6.00       03/01/32         419,733         436,370
   FNMA..............................................        AAA        6.00       04/01/32         279,868         290,951
   FNMA..............................................        AAA        7.00       04/01/32         360,853         380,014
   FNMA..............................................        AAA        8.00       04/01/32          43,610          46,865
   FNMA..............................................        AAA        6.50       04/01/32         309,950         323,225
   FNMA..............................................        AAA        7.50       04/01/32         105,529         112,124
   FNMA..............................................        AAA        8.00       04/01/32         108,412         116,501
   FNMA..............................................        AAA        6.00       04/01/32         253,279         263,309
   FNMA..............................................        AAA        6.00       05/01/32         244,925         254,625
   FNMA..............................................        AAA        6.50       05/01/32         337,062         351,499
   FNMA..............................................        AAA        6.50       05/01/32         324,800         338,712
   FNMA..............................................        AAA        7.50       06/01/32          86,608          92,020
   FNMA..............................................        AAA        7.00       06/01/32         123,256         129,801
   FNMA..............................................        AAA        6.50       07/01/32         840,112         876,096
   FNMA..............................................        AAA        7.00       10/25/07         517,631         535,684
   FNMA..............................................        AAA        5.50       02/25/15       1,500,000       1,550,000
   FNMA..............................................        AAA        5.00       10/25/15         375,000         390,028
   FNMA..............................................        AAA        6.50       09/01/16          77,510          81,769
   FNMA..............................................        AAA        6.50       03/01/17          82,584          87,121
   FNMA..............................................        AAA        5.50       04/01/17          68,827          71,498
   FNMA..............................................        AAA        6.50       05/01/17          60,861          64,204
   FNMA..............................................        AAA        5.50       05/01/17          63,692          66,163
   FNMA..............................................        AAA        5.50       05/01/17          76,095          79,048
   FNMA..............................................        AAA        5.50       06/01/17          87,366          90,757
   FNMA..............................................        AAA        6.50       06/01/17         165,126         174,198
   FNMA..............................................        AAA        5.00       04/01/18         875,963         905,947
   FNMA..............................................        AAA        4.50       05/01/18         398,368         407,041
   FNMA..............................................        AAA        4.00       07/01/18         600,000         609,000
   GNMA (2)..........................................        AAA        6.50       04/15/31          54,974          57,728
   GNMA (2)..........................................        AAA        7.00       05/15/31         133,126         140,605
   GNMA (2)..........................................        AAA        7.00       09/15/31          18,622          19,668

   The accompanying notes are an integral part of these financial statements.

             MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2003 (Unaudited)

                                                                                                   Face
                                                           Rating*      Rate      Maturity         Amount          Value
                                                           -------      ----      --------       ----------      --------
LONG-TERM DEBT SECURITIES (CONTINUED):
AGENCIES (CONTINUED)
 MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
   GNMA (2)..........................................        AAA        7.00%      09/15/31      $   87,759    $     92,689
   GNMA (2)..........................................        AAA        6.50       10/15/31         185,649         194,948
   GNMA (2)..........................................        AAA        6.50       12/15/31          71,099          74,660
   GNMA (2)..........................................        AAA        7.00       05/15/32          86,867          91,750
   GNMA (2)..........................................        AAA        6.50       05/15/32          84,846          89,091
   GNMA (2)..........................................        AAA        6.27       10/16/27       2,000,000       2,309,414
                                                                                                                -----------
                                                                                                                 15,334,750
                                                                                                                -----------
 NON-MORTGAGE-BACKED OBLIGATIONS (17.4%)
   Federal Farm Credit Bank..........................        AAA        3.72       04/08/08       1,000,000       1,018,483
   FHLB..............................................        AAA        4.13       01/14/05         500,000         521,535
   FHLB..............................................        AAA        0.00       06/09/33       5,000,000         794,375
   FNMA..............................................        AAA        4.25       07/15/07       1,000,000       1,076,088
   FNMA..............................................        AAA        3.25       11/15/07       3,750,000       3,884,258
                                                                                                                -----------
                                                                                                                  7,294,739
                                                                                                                -----------
BASIC MATERIALS (5.3%)
   Cytec Industries, Inc. ...........................        BBB        6.85       05/11/05         500,000         536,158
   Millennium America, Inc. .........................         BB+       7.63       11/15/26       1,000,000         930,000
   PolyOne Corp. ....................................         BB-       7.50       12/15/15         250,000         210,000
   Praxair, Inc. ....................................          A-       6.90       11/01/06         500,000         561,859
                                                                                                                -----------
                                                                                                                  2,238,017
                                                                                                                -----------
CONSUMER CYCLICAL (5.2%)
   Fruit of the Loom, Inc. (1).......................         NR        7.00       03/15/11         141,337          18,600
   Fruit of the Loom, Inc. (1).......................         NR        7.38       11/15/23          81,566           6,591
   Kellwood, Co. ....................................        BBB-       7.88       07/15/09       1,000,000       1,035,000
   Newell Rubbermaid.................................        BBB+       4.63       12/15/09         500,000         529,804
   Polaroid Corp. (1)................................         NR        7.25       01/15/07         250,000          27,813
   Target Corp. .....................................          A+       5.38       06/15/09         250,000         278,405
   Wal-Mart Stores, Inc. ............................         AA        6.88       08/10/09         250,000         300,890
                                                                                                                -----------
                                                                                                                  2,197,103
                                                                                                                -----------
CONSUMER NON-CYCLICAL (3.1%)
   Earthgrains Co. ..................................          A+       8.38       08/01/03         250,000         251,367
   Supervalu, Inc. ..................................        BBB        8.88       11/15/22       1,000,000       1,047,123
                                                                                                                -----------
                                                                                                                  1,298,490
                                                                                                                -----------
ENERGY (0.6%)
   Louis Dreyfus Natural Gas Corp...................         BBB        9.25       06/15/04         250,000         265,286
                                                                                                                -----------
FINANCIAL (11.7%)
   American Express Credit Corp. ....................          A+       3.00       05/16/08         250,000         251,722
   Bear Stearns Cos., Inc. ..........................          A        6.63       10/01/04       1,000,000       1,065,453
   First Tennessee Natl. Corp. ......................        BBB+       4.50       05/15/13         500,000         505,836
   FleetBoston Financial Group.......................          A        3.85       02/15/08         250,000         259,455
   GE Capital Corp. .................................        AAA        5.45       01/15/13         500,000         541,570
   HJ Heinz Finance Co. .............................          A        6.00       03/15/12         250,000         284,838
   Harleysville Group, Inc. .........................        BBB        6.75       11/15/03         250,000         254,990

   The accompanying notes are an integral part of these financial statements.

             MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2003 (Unaudited)

                                                                                                   Face
                                                           Rating*      Rate      Maturity         Amount          Value
                                                           -------      ----      --------       ----------      --------
LONG-TERM DEBT SECURITIES (CONTINUED):
FINANCIAL (CONTINUED)
   Lehman Brothers Holdings, Inc. ...................          A        0.00%      07/28/28      $1,000,000     $   158,707
   Nationwide Health Properties......................        BBB-       7.90       11/20/06         500,000         555,232
   Natl. Rural Utils. Coop. Fin. Corp. ..............          A+       3.88       02/15/08         250,000         260,422
   Rank Group Financial..............................        BBB-       6.75       11/30/04         500,000         531,825
   Wells Fargo & Company.............................          A+       3.50       04/04/08         250,000         257,889
                                                                                                                -----------
                                                                                                                  4,927,939
                                                                                                                -----------
HEALTHCARE (1.3%)
   Bristol-Myers Squibb Co. .........................         AA        5.75       10/01/11         250,000         278,223
   Watson Pharmaceuticals, Inc. .....................        BBB-       7.13       05/15/08         250,000         275,000
                                                                                                                -----------
                                                                                                                    553,223
                                                                                                                -----------
INDUSTRIAL (2.5%)
   Arrow Electronics, Inc. ..........................        BBB-       8.70       10/01/05         500,000         545,452
   Deere Capital Corp. ..............................          A-       3.90       01/15/08         500,000         519,449
                                                                                                                -----------
                                                                                                                  1,064,901
                                                                                                                -----------
TOTAL LONG-TERM DEBT SECURITIES
   (Cost: $39,171,103) 95.0% ..............................................................................      39,998,548
                                                                                                                -----------

                                                                             Face
                                                Rate         Maturity       Amount       Value
                                              --------      ----------     --------    ---------
SHORT-TERM DEBT SECURITIES:
AGENCIES (4.4%)
   FNMA....................................     0.70%        07/01/03      1,831,000    $ 1,831,000
                                                                                        -----------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $1,831,000) 4.4% .......................................................        1,831,000
                                                                                        -----------
TEMPORARY CASH INVESTMENT
   (Cost: $267,000) 0.6%** .......................................................          267,000
                                                                                        -----------
TOTAL INVESTMENTS
   (Cost: $41,269,103) 100.0% ....................................................      $42,096,548
                                                                                        ===========

----------
Abbreviations:    FHLB = Federal Home Loan Bank
                  FHLMC = Federal Home Loan Mortgage Corporation
                  FNMA = Federal National Mortgage Association
                  GNMA = Government National Mortgage Association
                  NR = Issue not rated by S&P/Moody's

(1) Issuer has filed for Chapter XI bankruptcy law protection; issue is non-income producing.

(2)   U.S. Government guaranteed security.

The total value of investments not rated and/or below-investment grade as a percentage of the Fund's total investments as of June 30, 2003 is 3.0%.

 *    Ratings as per Standard & Poor's Corporation.

** The fund has an arrangement with its cudtodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds ( and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2003 was .95%.

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MONEY MARKET FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2003 (Unaudited)

                                                                                                   Face
                                                           Rating*      Rate      Maturity         Amount          Value
                                                           -------      ----      --------       ----------      --------
SHORT-TERM SECURITIES:
AGENCIES (39.5%)
   FHLB..............................................        AAA        0.91%      07/23/03      $3,360,000     $ 3,358,131
   FHLMC.............................................        AAA        0.93       07/30/03       2,862,000       2,859,855
   FHLMC.............................................        AAA        0.91       08/14/03       9,145,000       9,134,742
   FHLMC.............................................        AAA        0.91       08/19/03       3,012,000       3,008,268
   FHLMC.............................................        AAA        0.89       09/04/03       1,982,000       1,978,492
   FNMA..............................................        AAA        0.91       08/27/03       4,060,000       4,054,149
                                                                                                                -----------
                                                                                                                 24,393,637
                                                                                                                -----------
COMMERCIAL PAPER (58.4%)
   7-Eleven, Inc. ...................................     A1+/P1        1.22       07/17/03         243,000         242,868
   7-Eleven, Inc. ...................................     A1+/P1        1.26       07/31/03       1,500,000       1,498,421
   Alabama Power Company.............................      A1/P1        1.20       07/08/03       1,800,000       1,799,580
   American Express Credit Corp. ....................      A1/P1        1.24       07/11/03       1,000,000         999,655
   American Express Credit Corp. ....................      A1/P1        1.02       08/26/03         800,000         798,730
   Archer Daniels Midland............................      A1/P1        1.20       07/01/03         500,000         500,000
   Archer Daniels Midland............................      A1/P1        1.23       07/16/03       1,400,000       1,399,281
   Bemis Company.....................................      A1/P1        1.08       07/11/03         700,000         699,790
   Coca-Cola Co. ....................................      A1/P1        1.05       07/08/03       1,000,000         999,796
   Coca-Cola Co. ....................................      A1/P1        0.99       07/11/03       1,000,000         999,725
   Coca-Cola Enterprises.............................      A1/P1        1.22       07/18/03       2,000,000       1,998,845
   Donnelley (R.R.) & Sons...........................      A1/P1        1.23       07/11/03       1,700,000       1,699,419
   DuPont (E.I.) de Nemours & Co. ...................     A1+/P1        1.01       07/18/03       1,700,000       1,699,189
   Emerson Electric Co. .............................      A1/P1        1.03       07/10/03       1,084,000       1,083,721
   Gannett Co. ......................................      A1/P1        1.02       07/18/03       1,800,000       1,799,133
   General Electric Capital Corp. ...................     A1+/P1        1.24       07/25/03       1,900,000       1,898,427
   Grainger (WW), Inc. ..............................     A1+/P1        0.91       07/25/03       1,800,000       1,798,908
   Intl. Business Machines Corp. ....................      A1/P1        0.98       08/25/03       1,800,000       1,797,305
   Kimberly-Clark Worldwide..........................     A1+/P1        1.00       08/11/03       1,800,000       1,797,950
   Medtronic, Inc. ..................................     A1+/P1        1.05       07/07/03       1,700,000       1,699,702
   Merck & Co., Inc. ................................     A1+/P1        1.05       07/10/03         642,000         641,831
   Merck & Co., Inc. ................................     A1+/P1        1.21       07/10/03         661,000         660,800
   Nestle Capital Corp. .............................     A1+/P1        0.97       08/01/03         845,000         844,294
   Nestle Capital Corp. .............................     A1+/P1        1.00       08/01/03         900,000         899,225
   Pfizer, Inc. .....................................     A1+/P1        1.20       07/11/03         500,000         499,833
   Pfizer, Inc. .....................................     A1+/P1        1.00       08/06/03         275,000         274,725
   Pitney Bowes, Inc. ...............................     A1+/P1        1.20       07/07/03       1,800,000       1,799,640
   Schering-Plough Corporation.......................     A1+/P1        0.93       08/25/03       1,468,000       1,465,914
   Unilever Capital Corp. ...........................      A1/P1        1.07       07/17/03       1,800,000       1,799,144
                                                                                                                -----------
                                                                                                                 36,095,851
                                                                                                                -----------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $60,489,811) 97.9%...............................................................................     $60,489,488
                                                                                                                -----------
TEMPORARY CASH INVESTMENT
   (Cost: $1,300,000) 2.1%**...............................................................................       1,300,000
                                                                                                                -----------
TOTAL INVESTMENTS
(Cost: $61,789,811) 100.0%.................................................................................     $61,789,488
                                                                                                                ===========

----------
 * The ratings are provided by Standard & Poor's Corporation/Moody's Investor Service, Inc.

** The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2003 was .95%.

   The accompanying notes are an integral part of these financial statements.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                       STATEMENT OF ASSETS AND LIABILITIES
                            June 30, 2003 (Unaudited)

                                                                                         Mid-Cap
                                                          All America  Equity Index   Equity Index
                                                             Fund          Fund            Fund
                                                          -----------  ------------   ------------
ASSETS:
Investments at market value (Notes 1 and 3)
   (Cost:
   All America Fund -- $48,931,487
   Equity Index Fund -- $38,662,449
   Mid-Cap Equity Index Fund -- $26,409,324) ..........   $45,883,732   $30,265,421   $23,823,945
Cash ..................................................         5,277         3,224            50
Interest and dividends receivable .....................        41,776        35,675        13,508
Receivable for securities sold ........................        21,395            --        80,237
                                                          -----------   -----------   -----------
TOTAL ASSETS ..........................................    45,952,180    30,304,320    23,917,740
                                                          -----------   -----------   -----------
LIABILITIES:
Payable for securities purchased ......................       896,951            --        64,138
Payable for daily variation margin on futures contracts            --            --         1,600
Dividends payable to shareholders .....................           790           425            23
Accrued expenses ......................................         1,570           243           194
                                                          -----------   -----------   -----------
TOTAL LIABILITIES .....................................       899,311           668        65,955
                                                          ===========   ===========   ===========
NET ASSETS ............................................   $45,052,869   $30,303,652   $23,851,785
                                                          ===========   ===========   ===========
SHARES OUTSTANDING (Note 4) ...........................     5,660,985     4,287,708     2,729,945
                                                          ===========   ===========   ===========
NET ASSET VALUE PER SHARE .............................   $      7.96   $      7.07   $      8.74
                                                          ===========   ===========   ===========

                                                          Aggressive
                                                            Equity         Bond       Money Market
                                                             Fund          Fund           Fund
                                                          -----------  ------------   ------------
ASSETS:
Investments at market value (Notes 1 and 3)
   (Cost:
   Aggressive Equity Fund -- $12,074,258
   Bond Fund -- $41,269,103
   Money Market Fund -- $61,789,811) ..................   $13,506,396   $42,096,548   $61,789,488
Cash ..................................................         5,526            40       399,593
Interest and dividends receivable .....................         3,154       328,864            --
Shareholder subscriptions receivable ..................        24,082            --         2,307
                                                          -----------   -----------   -----------
TOTAL ASSETS ..........................................    13,539,158    42,425,452    62,191,388
                                                          -----------   -----------   -----------
LIABILITIES:
Payable for securities purchased ......................     1,240,761       876,343            --
Dividends payable to shareholders .....................            --         2,397            --
Shareholder redemptions payable .......................            --            --       265,912
Accrued expenses ......................................           714         1,078           705
                                                          -----------   -----------   -----------
TOTAL LIABILITIES .....................................     1,241,475       879,818       266,617
                                                          -----------   -----------   -----------
NET ASSETS ............................................   $12,297,683   $41,545,634   $61,924,771
                                                          ===========   ===========   ===========
SHARES OUTSTANDING (Note 4) ...........................     1,658,821     4,302,570     5,884,380
                                                          ===========   ===========   ===========
NET ASSET VALUE PER SHARE .............................   $      7.41   $      9.66   $     10.52
                                                          ===========   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                             STATEMENT OF OPERATIONS
               For the Six Months Ended June 30, 2003 (Unaudited)

                                                                                         Mid-Cap
                                                          All America  Equity Index   Equity Index
                                                             Fund          Fund            Fund
                                                          -----------  ------------   ------------
INVESTMENT INCOME:
   Dividends ..........................................   $   266,826   $   234,468   $   126,916
   Interest ...........................................        10,005         5,537         3,247
                                                          -----------   -----------   -----------
Total Investment Income ...............................       276,831       240,005       130,163
                                                          -----------   -----------   -----------
Expenses (Note 2):
   Investment management fees .........................       102,072        16,926        13,316
   Directors' (independent) fees and expenses .........        11,923        11,923        11,921
   Custodian expenses .................................        30,165        13,910         9,904
   Accounting expenses ................................        15,000        15,000        15,000
   Transfer agent fees ................................        15,820        13,494         3,267
   Registration fees and expenses .....................        11,506         9,296        10,861
   Audit ..............................................         6,241         4,808         4,234
   Shareholders reports ...............................         5,882         3,500         2,548
   Legal and other ....................................         3,263         3,039         2,954
                                                          -----------   -----------   -----------
Total expenses before reimbursement ...................       201,872        91,896        74,005
Expense reimbursement .................................       (99,800)      (74,970)      (60,689)
                                                          -----------   -----------   -----------
NET EXPENSES ..........................................       102,072        16,926        13,316
                                                          -----------   -----------   -----------
NET INVESTMENT INCOME (Note 1) ........................       174,759       223,079       116,847
                                                          -----------   -----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FUTURES CONTRACTS
   (Note 1):
 Net realized gain (loss) on investments
   and futures contracts :
   Net realized gain (loss) on investments ............      (274,661)     (164,271)        3,149
   Net realized gain (loss) on
     futures contracts ................................       133,601       134,974        36,533
                                                          -----------   -----------   -----------
                                                             (141,060)      (29,297)       39,682
                                                          -----------   -----------   -----------
Net unrealized appreciation (depreciation)
   of investments and futures contracts :
   Net unrealized appreciation (depreciation)
     of investments ...................................     4,696,771     2,972,360     2,464,394
   Net unrealized appreciation (depreciation)
     of futures contracts .............................       (10,075)      (38,825)       (3,000)
                                                          -----------   -----------   -----------
                                                            4,686,696     2,933,535     2,461,394
                                                          -----------   -----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FUTURES CONTRACTS ...............     4,545,636     2,904,238     2,501,076
                                                          -----------   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ..........................   $ 4,720,395   $ 3,127,317   $ 2,617,923
                                                          ===========   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                             STATEMENT OF OPERATIONS
               For the Six Months Ended June 30, 2003 (Unaudited)

                                                          Aggressive
                                                            Equity         Bond       Money Market
                                                             Fund          Fund           Fund
                                                          -----------  ------------   ------------
INVESTMENT INCOME:
   Dividends ..........................................   $    20,484    $       --     $     --
   Interest ...........................................         7,696       979,128      407,562
                                                           ----------    ----------     --------
Total Investment Income ...............................        28,180       979,128      407,562
                                                           ----------    ----------     --------
Expenses (Note 2):
   Investment management fees .........................        47,268        86,706       65,729
   Directors' (independent) fees and expenses .........        11,923        11,923       11,923
   Custodian expenses .................................        12,252         5,348        6,293
   Accounting expenses ................................        15,000        15,000       15,000
   Transfer agent fees ................................         3,053        16,414       22,530
   Registration fees and expenses .....................         4,835         9,472        9,537
   Audit ..............................................         3,660         4,808        7,391
   Shareholders reports ...............................         1,595         3,500        7,788
   Legal and other ....................................         2,813         3,096        3,521
                                                           ----------    ----------     --------
Total expenses before reimbursement ...................       102,399       156,267      149,712
Expense reimbursement .................................       (55,131)      (69,561)     (83,983)
                                                           ----------    ----------     --------
Net Expenses ..........................................        47,268        86,706       65,729
                                                           ----------    ----------     --------
NET INVESTMENT INCOME (LOSS) (Note 1) .................       (19,088)      892,422      341,833
                                                           ----------    ----------     --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 1):
Net realized gain (loss) on investments ...............      (336,566)      (98,463)        (106)
Net unrealized appreciation (depreciation)
   of investments .....................................     1,446,830       973,981         (255)
                                                           ----------    ----------     --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS .....................................     1,110,264       875,518         (361)
                                                           ----------    ----------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ....................................    $1,091,176    $1,767,940     $341,472
                                                           ==========    ==========     ========

   The accompanying notes are an integral part of these financial statements.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                All America Fund              Equity Index Fund              Mid-Cap Fund
                                           ---------------------------   ---------------------------  -----------------------------
                                            For the Six   For the Year    For the Six   For the Year    For the Six    For the Year
                                           Months Ended       Ended      Months Ended      Ended      Months Ended        Ended
                                           June 30, 2003  December 31,   June 30, 2003  December 31,   June 30, 2003   December 31,
                                            (Unaudited)       2002        (Unaudited)       2002        (Unaudited)        2002
                                           -------------  ------------   -------------  ------------  --------------   ------------
From Operations:
   Net investment income ...............   $   174,759    $    311,766    $   223,079    $    388,668    $   116,847    $   212,104
   Net realized gain (loss) on
     investments and futures contracts .      (141,060)     (2,855,266)       (29,297)     (1,278,821)        39,682         20,885
   Net unrealized appreciation
      (depreciation) of investments
      and futures contracts ............     4,686,696      (8,619,609)     2,933,535      (6,051,634)     2,461,394     (3,736,702)
                                           -----------    ------------    -----------    ------------    -----------    -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM
   OPERATIONS ..........................     4,720,395     (11,163,109)     3,127,317      (6,941,787)     2,617,923     (3,503,713)
                                           -----------    ------------    -----------    ------------    -----------    -----------
Dividend Distributions (Note 6):
   From net investment income ..........      (171,453)       (320,760)      (218,322)       (397,846)      (114,496)      (215,376)
   From capital gains ..................            --              --             --              --             --         (6,952)
                                           -----------    ------------    -----------    ------------    -----------    -----------
Total Distributions ....................      (171,453)       (320,760)      (218,322)       (397,846)      (114,496)      (222,328)
                                           -----------    ------------    -----------    ------------    -----------    -----------
CAPITAL TRANSACTIONS (Note 4):
   Net Proceeds from sale of shares ....     1,572,100       2,682,336      2,498,611       2,945,075        633,106        609,016
   Dividend reinvestments ..............       170,663         318,188        217,897         396,830        114,473        222,283
   Cost of shares redeemed .............      (144,085)     (2,759,948)      (129,090)     (1,205,426)      (242,410)        (4,999)
                                           -----------    ------------    -----------    ------------    -----------    -----------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL TRANSACTIONS ....     1,598,678         240,576      2,587,418       2,136,479        505,169        826,300
                                           -----------    ------------    -----------    ------------    -----------    -----------
NET INCREASE (DECREASE) IN
   NET ASSETS ..........................     6,147,620     (11,243,293)     5,496,413      (5,203,154)     3,008,596     (2,899,741)
NET ASSETS, BEGINNING OF
   PERIOD/YEAR .........................    38,905,249      50,148,542     24,807,239      30,010,393     20,843,189     23,742,930
                                           -----------    ------------    -----------    ------------    -----------    -----------
NET ASSETS, END OF PERIOD/YEAR .........   $45,052,869    $ 38,905,249    $30,303,652    $ 24,807,239    $23,851,785    $20,843,189
                                           ===========    ============    ===========    ============    ===========    ===========
COMPONENTS OF NET ASSETS:
   Paid-in capital .....................   $52,953,499    $ 51,354,821    $40,605,247    $ 38,017,829    $26,696,321    $26,191,152
   Accumulated undistributed net
     investment income .................         2,300          (1,006)        12,623           7,866          2,351             --
   Accumulated undistributed net
     realized gain (loss) on investments
     and futures contracts .............    (4,835,225)     (4,694,165)    (1,870,465)     (1,841,168)      (250,708)      (290,390)
   Unrealized appreciation
     (depreciation)  of investments
     and futures contracts .............    (3,067,705)     (7,754,401)    (8,443,753)    (11,377,288)    (2,596,179)    (5,057,573)
                                           -----------    ------------    -----------    ------------    -----------    -----------
NET ASSETS, END OF PERIOD/YEAR .........   $45,052,869    $ 38,905,249    $30,303,652    $ 24,807,239    $23,851,785    $20,843,189
                                           ===========    ============    ===========    ============    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS

                                              Aggressive Equity Fund             Bond Fund                 Money Market Fund
                                           ---------------------------   ---------------------------  -----------------------------
                                            For the Six   For the Year    For the Six   For the Year    For the Six    For the Year
                                           Months Ended       Ended      Months Ended      Ended      Months Ended        Ended
                                           June 30, 2003  December 31,   June 30, 2003  December 31,   June 30, 2003   December 31,
                                            (Unaudited)       2002        (Unaudited)       2002        (Unaudited)        2002
                                           -------------  ------------   -------------  ------------  --------------   ------------
From Operations:
   Net investment income (loss) ........   $   (19,088)   $   (18,774)   $   892,422    $ 1,882,029    $    341,833    $    950,105
   Net realized gain (loss) on
     investments .......................      (336,566)    (1,502,457)       (98,463)      (984,776)           (106)           (121)
   Net unrealized appreciation
      (depreciation) of investments ....     1,446,830       (970,814)       973,981      1,492,188            (255)           (205)
                                           -----------    -----------    -----------    -----------    ------------    ------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM
   OPERATIONS ..........................     1,091,176     (2,492,045)     1,767,940      2,389,441         341,472         949,779
                                           -----------    -----------    -----------    -----------    ------------    ------------
Dividend Distributions (Note 6):
   From net investment income ..........            --             --       (878,666)    (1,871,945)       (338,939)       (967,859)
   From capital gains ..................            --             --             --       (635,471)             --            (148)
                                           -----------    -----------    -----------    -----------    ------------    ------------
Total Distributions ....................            --             --       (878,666)    (2,507,416)       (338,939)       (968,007)
                                           -----------    -----------    -----------    -----------    ------------    ------------
CAPITAL TRANSACTIONS (Note 4):
   Net Proceeds from sale of shares ....       378,000        611,162      4,384,430      1,453,078      13,269,031      38,376,223
   Dividend reinvestments ..............            --             --        876,269      2,498,988         335,027         959,304
   Cost of shares redeemed .............       (38,288)       (16,478)      (373,323)      (729,282)    (18,059,929)    (37,101,922)
                                           -----------    -----------    -----------    -----------    ------------    ------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL TRANSACTIONS ....       339,712        594,684      4,887,376      3,222,784      (4,455,871)      2,233,605
                                           -----------    -----------    -----------    -----------    ------------    ------------
NET INCREASE (DECREASE) IN
   NET ASSETS ..........................     1,430,888     (1,897,361)     5,776,650      3,104,809      (4,453,338)      2,215,377
NET ASSETS, BEGINNING OF
   PERIOD/YEAR .........................    10,866,795     12,764,156     35,768,984     32,664,175      66,378,109      64,162,732
                                           -----------    -----------    -----------    -----------    ------------    ------------
NET ASSETS, END OF PERIOD/YEAR .........   $12,297,683    $10,866,795    $41,545,634    $35,768,984    $ 61,924,771    $ 66,378,109
                                           ===========    ===========    ===========    ===========    ============    ============
COMPONENTS OF NET ASSETS:
   Paid-in capital .....................   $16,209,761    $15,870,049    $42,438,477    $37,551,101    $ 61,911,953    $ 66,367,824
   Accumulated undistributed net
     investment income (loss) ..........       (19,088)            --         33,971         20,215          13,720          10,826
   Accumulated undistributed
     net realized gain (loss) on
      investments ......................    (5,325,128)    (4,988,562)    (1,754,259)    (1,655,796)           (579)           (473)
   Unrealized appreciation
     (depreciation) of investments .....     1,432,138        (14,692)       827,445       (146,536)           (323)            (68)
                                           -----------    -----------    -----------    -----------    ------------    ------------
NET ASSETS, END OF PERIOD/YEAR .........   $12,297,683    $10,866,795    $41,545,634    $35,768,984    $ 61,924,771    $ 66,378,109
                                           ===========    ===========    ===========    ===========    ============    ============

   The accompanying notes are an integral part of these financial statements.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                              FINANCIAL HIGHLIGHTS

                                                                           All America Fund
                                                 -------------------------------------------------------------------
                                                 Six Months
                                                    Ended
                                                   June 30,                   Years Ended December 31,
SELECTED PER SHARE AND                               2003        ---------------------------------------------------
SUPPLEMENTARY DATA:                              (Unaudited)      2002       2001       2000       1999       1998
----------------------                           -----------     -------    -------    -------    -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD/YEAR ......   $  7.14       $  9.26    $ 11.31    $ 16.47    $ 15.08    $ 12.65
                                                   -------       -------    -------    -------    -------    -------
Income from investment operations:
Net investment income ..........................      0.03          0.06       0.04       0.09       0.09       0.07
Net gains or losses on securities -- realized and
  unrealized ...................................      0.82         (2.12)     (2.02)     (0.94)      3.81       2.57
                                                   -------       -------    -------    -------    -------    -------
TOTAL FROM INVESTMENT OPERATIONS ...............      0.85         (2.06)     (1.98)     (0.85)      3.90       2.64
                                                   -------       -------    -------    -------    -------    -------
Less dividend distributions:
From net investment income .....................     (0.03)        (0.06)     (0.07)     (0.09)     (0.08)     (0.08
From capital gains .............................        --            --         --      (4.22)     (2.43)     (0.13)
                                                   -------       -------    -------    -------    -------    -------
TOTAL DISTRIBUTIONS ............................     (0.03)        (0.06)     (0.07)     (4.31)     (2.51)     (0.21)
                                                   -------       -------    -------    -------    -------    -------
NET ASSET VALUE, END OF PERIOD/YEAR ............   $  7.96       $  7.14    $  9.26    $ 11.31    $ 16.47    $ 15.08
                                                   =======       =======    =======    =======    =======    =======
Total return (%) (b) ...........................      11.9(f)      -22.3      -17.5       -5.3       26.0       21.0
Net assets, end of period/year ($ millions) ....      45.1          38.9       50.1       62.2       72.4       70.8
Ratio of net investment income to average
  net assets (%) ...............................      0.86(a)       0.70       0.41       0.53       0.51       0.55
Ratio of expenses to average net assets (%) ....      0.99(a)       0.96       0.95       0.86       0.85       0.84
Ratio of expenses to average net assets
  after expense reimbursement (%) ..............      0.50(a)       0.60       0.84       0.82       0.84       0.82
Portfolio turnover rate (%) (c) ................     40.88(f)      85.60      83.73     109.97      34.89      41.25

                                                 Equity Index Fund                             Mid-Cap Equity Index Fund
                              -----------------------------------------------------  --------------------------------------------
                               Six Months                                            Six Months
                                 Ended                     Years Ended                  Ended                 Years Ended
                                June 30,                    December 31,               June 30,               December 31,
Selected Per Share and            2003        -------------------------------------      2003         ---------------------------
Supplementary Data:           (Unaudited)      2002      2001      2000     1999(d)   (Unaudited)      2002      2001     2000(e)
-----------------------       -----------     ------    ------    ------    -------  ------------     ------    ------    -------
NET ASSET VALUE,
  BEGINNING OF
  PERIOD/YEAR ................   $ 6.38       $ 8.32    $ 9.56    $10.80    $10.00       $ 7.82       $ 9.25    $ 9.41    $10.00
                                 ------       ------    ------    ------    ------       ------       ------    ------    ------
Income from
  investment
  operations:
Net investment
  income .....................     0.05         0.10      0.09      0.10      0.08         0.04         0.08      0.08      0.02
Net gains or losses
  on securities --
  realized and
  unrealized .................     0.69        (1.94)    (1.24)    (1.07)     0.82         0.92        (1.43)    (0.16)    (0.56)
                                 ------       ------    ------    ------    ------       ------       ------    ------    ------
TOTAL FROM
  INVESTMENT
  OPERATIONS .................     0.74        (1.84)    (1.15)    (0.97)     0.90         0.96        (1.35)    (0.08)    (0.54)
                                 ------       ------    ------    ------    ------       ------       ------    ------    ------
Less dividend
  distributions:
From net investment
  income .....................    (0.05)       (0.10)    (0.09)    (0.10)    (0.08)       (0.04)       (0.08)    (0.08)    (0.02)
From capital
  gains ......................       --           --        --     (0.17)    (0.02)          --           --        --     (0.03)
                                 ------       ------    ------    ------    ------       ------       ------    ------    ------
TOTAL DISTRIBUTIONS ..........    (0.05)       (0.10)    (0.09)    (0.27)    (0.10)       (0.04)       (0.08)    (0.08)    (0.05)
                                 ------       ------    ------    ------    ------       ------       ------    ------    ------
NET ASSET VALUE,
  End of PERIOD/YEAR .........   $ 7.07       $ 6.38    $ 8.32    $ 9.56    $10.80       $ 8.74       $ 7.82    $ 9.25    $ 9.41
                                 ======       ======    ======    ======    ======       ======       ======    ======    ======
Total return (%) (b) .........     11.7(f)     -22.2     -12.1      -9.1       9.0(f)      12.3(f)     -14.6      -0.9    -5.4(f)
Net assets, end of
  period/year
  ($ millions) ...............     30.3         24.8      30.0      32.8      29.5         23.9         20.8      23.7      23.7
Ratio of net
  investment income
  to average net
  assets (%) .................     1.65(a)      1.42      1.06      0.98      1.22(a)      1.09(a)      0.94      0.88      0.75(a)
Ratio of expenses
  to average net
  assets (%) .................     0.68(a)      0.66      0.63      0.59      0.63(a)      0.69(a)      0.74      0.66      0.64(a)
Ratio of expenses
  to average net
  assets after  expense
  reimbursement (%) ..........     0.13(a)      0.18      0.33      0.32      0.32(a)      0.13(a)      0.18      0.33      0.32(a)
Portfolio turnover
  rate (%) (c) ...............     1.52(f)      2.54      4.08      5.76      5.67(f)      4.25(f)     12.29     24.05     17.72(f)

----------
(a)   Annualized.

(b) Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).

(c)   Portfolio turnover rate excludes all short-term securities.

(d)   Commenced operations May 3, 1999.

(e)   Commenced operations September 1, 2000.

(f)   Not annualized.

   The accompanying notes are an integral part of these financial statements.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                        FINANCIAL HIGHLIGHTS (Continued)

                                  Aggressive Equity Fund                                        Bond Fund
                        ------------------------------------------- ---------------------------------------------------------------
                         Six Months                                  Six Months
                           Ended               Years Ended             Ended                 Years Ended
                          June 30,             December 31,           June 30,               December 31,
Selected Per Share          2003      -----------------------------     2003        ---------------------------
and Supplementary Data: (Unaudited)    2002     2001      2000(e)    (Unaudited)     2002      2001         2000     1999     1998
----------------------- -----------   ------   ------    --------   ------------    ------    ------       ------   ------   ------
NET ASSET VALUE,
  BEGINNING OF
  PERIOD/YEAR ......      $  6.75    $  8.31  $  9.30    $ 10.00     $  9.43       $  9.46    $  9.33     $  9.45  $ 10.41  $ 10.41
                          -------    -------  -------    -------     -------       -------    -------     -------  -------  -------
Income from
  investment
  operations:
Net investment
  income ...........        (0.01)      0.01    (0.01)      0.02        0.21          0.53       0.59        0.66     0.60     0.61
Net gains
  or losses
  on securities
  -- realized
  and unrealized ...         0.67      (1.57)   (0.98)     (0.70)       0.23          0.14       0.13       (0.12)   (0.87)    0.24
                          -------    -------  -------    -------     -------       -------    -------     -------  -------  -------
TOTAL FROM
  INVESTMENT
  OPERATIONS .......         0.66      (1.56)   (0.99)     (0.68)       0.44          0.67       0.72        0.54    (0.27)    0.85
                          -------    -------  -------    -------     -------       -------    -------     -------  -------  -------
Less dividend
  distributions:
From net
  investment
  income ...........           --         --       --      (0.02)      (0.21)        (0.52)     (0.59)      (0.66)   (0.60)   (0.62)
From capital
  gains ............           --         --       --         --          --         (0.18)        --          --    (0.09)   (0.23)
                          -------    -------  -------    -------     -------       -------    -------     -------  -------  -------
TOTAL
  DISTRIBUTIONS ....           --         --       --      (0.02)      (0.21)        (0.70)     (0.59)      (0.66)   (0.69)   (0.85)
                          -------    -------  -------    -------     -------       -------    -------     -------  -------  -------
NET ASSET VALUE,
  END OF
  PERIOD/YEAR ......      $  7.41    $  6.75  $  8.31    $  9.30     $  9.66       $  9.43    $  9.46     $  9.33  $  9.45  $ 10.41
                          =======    =======  =======    =======     =======       =======    =======     =======  =======  =======
Total return (%) (b)          9.8(f)   -18.8    -10.6    -6.7(f)         4.7           7.2(f)     7.8(d)      5.9     -3.5      8.3
Net assets, end
  of period/year
  ($ millions) .....         12.3       10.9     12.8       14.0        41.5          35.8       32.7        28.2     28.7     25.2
Ratio of net
  investment
  income (loss)
  to average
  net assets (%) ...      -0.34(a)     -0.15    -0.09       0.78(a)     4.63          5.53(a)    6.28        6.93     6.23     5.84
Ratio of expenses
  to average
  net assets (%) ...         1.84(a)    1.86     1.79       1.52(a)     0.81          0.84(a)    0.85        0.93     0.93     0.97
Ratio of expenses
  to average
  net assets
  after expense
  reimbursement (%)          0.85(a)    0.91     1.10       1.08(a)     0.45          0.50(a)    0.70        0.70     0.70     0.70
Portfolio
  turnover
  rate (%) (c) .....       120.63(f)   215.5   214.65      59.63(f)    29.68         57.86(f)    8.18       18.33    10.07    33.32

                                                                           Money Market Fund
                                                 -------------------------------------------------------------------
                                                 Six Months
                                                    Ended
                                                   June 30,                   Years Ended December 31,
SELECTED PER SHARE AND                               2003        ---------------------------------------------------
SUPPLEMENTARY DATA:                              (Unaudited)      2002       2001       2000       1999       1998
----------------------                           -----------     -------    -------    -------    -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD/YEAR ......   $10.53        $10.53     $10.52     $10.39     $10.23     $10.15
                                                   ------        ------     ------     ------     ------     ------
Income from investment operations:
Net investment income ..........................     0.05          0.16       0.40       0.63       0.50       0.52
Net gains or losses on securities --
  realized and unrealized ......................       --            --         --         --         --         --
                                                   ------        ------     ------     ------     ------     ------
TOTAL FROM INVESTMENT OPERATIONS ...............     0.05          0.16       0.40       0.63       0.50       0.52
                                                   ------        ------     ------     ------     ------     ------
Less dividend distributions:
From net investment income .....................    (0.06)        (0.16)     (0.39)     (0.50)     (0.34)     (0.44)
From capital gains .............................       --            --         --         --         --         --
                                                   ------        ------     ------     ------     ------     ------
TOTAL DISTRIBUTIONS ............................    (0.06)        (0.16)     (0.39)     (0.50)     (0.34)     (0.44)
                                                   ------        ------     ------     ------     ------     ------
NET ASSET VALUE, END OF PERIOD/YEAR ............   $10.52        $10.53     $10.53     $10.52     $10.39     $10.23
                                                   ======        ======     ======     ======     ======     ======
Total return (%) (b) ...........................      0.5(f)        1.5        3.8        6.1        4.9        5.3
Net assets, end of period/year ($ millions) ....     61.9          66.4       64.2       67.6       30.2        6.5
Ratio of net investment income to average
  net assets (%) ...............................     1.04(a)       1.48       3.76       6.01       4.86       5.14
Ratio of expenses to average net assets (%) ....     0.46(a)       0.44       0.43       0.59       1.02       3.21
Ratio of expenses to average net assets
  after expense reimbursement (%) ..............     0.20(a)       0.25       0.40       0.40       0.40       0.40
Portfolio turnover rate (%) (c) ................      N/A           N/A        N/A        N/A        N/A        N/A

----------
(a)   Annualized.

(b) Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).

(c)   Portfolio turnover rate excludes all short-term securities.

(d) In 2001, 1.8% of the Fund's total return consisted of a voluntary reimbursement by an affiliate of the adviser for a realized investment loss. Excluding this item, total return would have been 6.0%.

(e)   Commenced operations September 1, 2000.

(f)   Not annualized.

N/A = Not Applicable.

   The accompanying notes are an integral part of these financial statements.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

      Mutual of America Institutional Funds, Inc. (the "Investment Company") was incorporated on October 27, 1994 under the laws of Maryland and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, commonly known as a "mutual fund." It currently issues six series of capital stock, each series representing shares of the All America Fund, Equity Index Fund, Bond Fund, Money Market Fund, Mid-Cap Equity Index Fund and Aggressive Equity Fund, respectively. Each Fund has its own investment objective and policies. Shares of the Funds of the Investment Company are offered on a no-load basis through its distributor, Mutual of America Securities Corporation, a registered broker-dealer and affiliate of the Investment Company's investment management adviser, Mutual of America Capital Management Corporation (the "Adviser").

      The Investment  Company is designed primarily as an investment vehicle for
institutional  investors,   such  as  endowments,   foundations,   corporations,
municipalities and other public entities.

      The All America Fund and Bond Fund commenced operations on May 1, 1996. The Money Market Fund commenced operations on May 1, 1997, the Equity Index Fund commenced operations on May 3, 1999, and the Mid-Cap Equity Index Fund and Aggressive Equity Fund commenced operations on September 1, 2000.

      The  preparation of financial  statements  may require  management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

      The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with accounting principles generally accepted in the United States:

      Security Valuation--Investment securities are valued as follows:

      Equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For any equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

      Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates market value for such securities. Short-term debt securities maturing in excess of 60 days are stated at market value.

      Debt securities are valued on the basis of prices obtained from an independent pricing service. The pricing service may utilize various pricing methodologies that incorporates both dealer supplied valuations and analytical modeling techniques which considers factors such as yield, quality, coupon rate, maturity, issue type, broker quotes and trading characteristics to derive a valuation. In the rare instance when such a price is not available from an independent pricing service, a fair value is used, as determined in good faith by the Adviser, in accordance with procedures adopted by the Board of Directors of the Investment Company.

      Investment Transactions--Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of common stock is based on the identified cost basis of the security determined on a first-in, first-out ("FIFO") basis.

      The All America Fund, Equity Index Fund and Mid-Cap Equity Index Fund each maintain an indexed assets portfolio. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds may purchase stock index futures contracts. Initial cash margin deposits (represented by cash or Treasury bills) are made upon entering into futures contracts. (This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction). During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period the contract was outstanding. The "Underlying Face Amount at Value" (appearing in the "Portfolio of Investments in Securities") representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a Fund's exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
              NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

      Investment Income--Interest income, accretion of discount and amortization of premium are recorded on an accrual basis. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation succeed, such amounts are recorded as income upon collection.

Distributions to Shareholders ("Dividends")

      Distributions to shareholders are recorded on the ex-dividend date. It is the Investment Company's policy to make distributions of its net investment income semi-annually and, on an annual basis, to distribute net realized gains, if any, in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under income tax regulations. These reclassifications have no impact on net assets.

      Federal Income Taxes--The Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

      At  June  30,  2003,   certain  funds  had  the  following   capital  loss
carryfowards to offset net capital gains, to the extent provided by Federal income tax regulations. In addition, All America, Equity Index, Mid-Cap Equity Index, Aggressive Equity, Bond and Money Market Funds generated post-October 31, 2002, net capital losses of $143,806, $51,808, $8,596, $120,759, $1,621,314 and
$12 respectively, which, if unused, will expire on December 31, 2011.

                                                            Mid-Cap     Aggressive                Money
                            All America   Equity Index   Equity Index     Equity        Bond      Market
                               Fund           Fund           Fund          Fund         Fund       Fund
                            -----------   ------------   ------------   -----------    ------  ------------
Expiring on December 31
2003 ..................     $        0     $        0     $        0     $        0      $0     $        0
2004 ..................              0              0              0              0       0              0
2005 ..................              0              0              0              0       0              0
2006 ..................              0              0              0              0       0              0
2007 ..................              0              0              0              0       0             62
2008 ..................              0              0              0        995,387       0            290
2009 ..................      1,686,035        483,765        247,086      2,412,289       0              0
2010 ..................      2,769,387      1,270,615              0      1,616,742       0            109
                            ----------     ----------     ----------     ----------      --     ----------
Total .................     $4,455,422     $1,754,380     $  247,086     $5,024,418      $0     $      461
                            ==========     ==========     ==========     ==========      ==     ==========


2. EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES

      The Investment Company has entered into an Investment Advisory agreement with the Adviser. For providing investment management services to the Investment Company, each fund accrues a fee, calculated as a daily charge, at annual rates of .85%, .50%, .125%, .45%, and .20% of the value of the net assets for the Aggressive Equity, All America, Equity Index and Mid-Cap Equity Index, Bond, and Money Market funds, respectively.

      Under a Sub-Advisory Agreement for the All America Fund, the Adviser has delegated investment advisory responsibilities to a subadviser responsible for providing management services for a portion of the Fund's assets. The Adviser (not the Fund) is responsible for compensation payable under such Sub-Advisory Agreement.

      Each of the funds of the Investment Company is charged for those expenses which can be directly attributed to a fund's operation. Expenses which cannot be so attributed are generally allocated among the funds based on relative net assets.

      Until April 1, 2002, the Adviser had contractually limited the expenses of each fund, other than brokers' commissions, and fees relating to portfolio transactions, investment management fees and extraordinary expenses, to an annual rate of .25%, .35%, .20%, .25%, and .20% of the value of the net assets of the Aggressive Equity, All America, Equity Index and Mid-Cap Equity Index, Bond, and Money Market funds, respectively. Accrual of these other operating expenses was charged daily against each fund's net assets until April 1, 2002.
Effective April 1, 2002, the Adviser contractually agreed to waive all non-investment management operating expenses of the funds, at which time such daily expense accruals were suspended. Settlement of fees accrued (both investment management and, prior to April 1, 2002, other operating expenses) is paid by each fund to the Adviser on or about month-end.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
              NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2. EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

      The Adviser's contractual expense limitation agreement, effective April 1, 2002, which limited each fund's total expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses) to its respective investment management fee remains in effect through 2003 and continues into the successive calendar year unless the Adviser gives adequate advance notice to terminate the agreement.

      The Investment Company has an Investment Accounting Agreement with the Adviser, pursuant to which the Adviser has agreed to serve as investment accounting and recordkeeping agent for the funds and to calculate the net asset values of the funds. The compensation paid by the funds for these services is subject to the expense reimbursement agreement of the Adviser described above.

3. PURCHASES AND SALES

      The cost of investment purchases and proceeds from sales of investments, excluding short-term investments and futures contracts, for the six months ended June 30, 2003 was as follows:

                                                                                  Mid-Cap      Aggressive
                                                   All America   Equity Index     Equity         Equity          Bond
                                                      Fund           Fund       Index Fund        Fund           Fund
                                                   -----------   ------------   ----------     -----------     --------
Cost of investment purchases...................    $17,814,250    $2,625,540     $2,289,400    $12,198,436    $ 4,192,400
                                                   ===========    ==========     ==========    ===========    ===========
Proceeds from sales of investments.............    $16,092,120    $  398,405     $  893,056    $11,988,485    $ 5,444,460
                                                   ===========    ==========     ==========    ===========    ===========
The cost of  investment  purchases  and
  proceeds  from sales of U.S.  Government
  (excluding short-term) securities was
   as follows:
    Cost of investment purchases...............    $        --    $       --     $       --    $        --    $11,337,101
                                                   ===========    ==========     ==========    ===========    ===========
    Proceeds from sales of investments.........    $        --    $       --     $       --    $        --    $ 2,686,484
                                                   ===========    ==========     ==========    ===========    ===========

      For the Money Market Fund, the cost of short-term securities purchased was $663,563,916; net proceeds from sales and redemptions was $669,473,125.

      The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at June 30, 2003, for each of the funds were as follows:

                                                                  Mid-Cap      Aggressive                      Money
                                All America    Equity Index    Equity Index      Equity          Bond          Market
                                    Fund           Fund            Fund           Fund           Fund           Fund
                                -----------    ------------    ------------    ----------    -----------    -----------
Unrealized Appreciation...      $ 5,731,186    $  1,894,297    $ 3,689,579    $ 1,546,042    $ 1,330,818    $         0
Unrealized Depreciation...       (8,953,296)    (10,334,206)    (6,317,468)      (200,620)      (503,373)          (323)
                                -----------    ------------    -----------    -----------    -----------    -----------
  Net ....................      $(3,222,110)   $ (8,439,909)   $(2,627,889)   $ 1,345,422    $   827,445    $      (323)
                                ===========    ============    ===========    ===========    ===========    ===========
Cost of Investments ......      $49,105,843    $ 38,705,329    $26,451,834    $12,160,974    $41,269,103    $61,789,811
                                ===========    ============    ===========    ===========    ===========    ===========

4. CAPITAL SHARE ACTIVITY AND AFFILIATED OWNERSHIP

      At June 30, 2003 one billion shares of common stock (par value of $.01 per share) has been authorized for the Investment Company. The Board of Directors has allocated 25 million shares to the All America Fund, 15 million shares each to the Equity Index, Bond and Money Market Funds, and 10 million shares each to the Aggressive Equity and Mid-Cap Equity Index Funds.

      Transactions in shares were as follows:

                                                    For the Six Months Ended June 30, 2003
                                -------------------------------------------------------------------------------------
                                                                  Mid-Cap      Aggressive                      Money
                                All America    Equity Index    Equity Index      Equity           Bond         Market
                                    Fund           Fund            Fund           Fund            Fund          Fund
                                -----------    ------------    ------------    ----------       --------      --------
Shares issued ...............    210,957          385,885          79,280         54,828         455,874       257,447
Shares issued as reinvestment
  of dividends ..............     21,444           30,831          13,102             --          90,749        31,836
Shares redeemed .............    (20,408)         (20,189)        (27,601)        (5,503)        (39,023)     (710,467)
                                 -------          -------          ------         ------         -------      --------
Net increase (decrease) .....    211,993          396,527          64,781         49,325         507,600      (421,184)
                                 =======          =======          ======         ======         =======      ========

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
              NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4.  CAPITAL SHARE ACTIVITY AND AFFILIATED OWNERSHIP (CONTINUED)

                                                     For the Year Ended December 31, 2002
                                ----------------------------------------------------------------------------------------
                                                                  Mid-Cap      Aggressive                        Money
                                All America    Equity Index    Equity Index      Equity            Bond          Market
                                    Fund           Fund            Fund           Fund             Fund           Fund
                                -----------    ------------    ------------    ----------        --------      ----------
Shares issued ...............      321,151       394,375           72,093        76,634          152,016        3,631,930
Shares issued as reinvestment
  of dividends ..............       42,219        59,147           26,916            --          264,384           91,112
Shares redeemed .............     (327,834)     (170,639)            (508)       (2,273)         (75,854)      (3,511,312)
                                  --------       -------           ------        ------          -------       ----------
Net increase (decrease) .....       35,536       282,883           98,501        74,361          340,546          211,730
                                  ========       =======           ======        ======          =======       ==========

      As at June 30, 2003, Mutual of America Life Insurance Company and its subsidiaries (affiliates of the Adviser) were shareholders of each fund's outstanding shares as follows:

All America Fund.................   56%    Aggressive Equity Fund........... 91%
Equity Index Fund................   62%    Bond Fund........................ 70%
Mid-Cap Equity Index Fund........   94%    Money Market Fund................  6%

5. FUND OWNERSHIP

     In addition to the affiliated ownership as described in note 4, other beneficial ownerships (shareholders owning 5% or more of a fund's outstanding shares) at June 30, 2003 are as follows:

     All America Fund: three shareholders, owning 12%, 12% and 9%, respectively;

     Equity Index Fund: two shareholders, owning 20% and 10%, respectively;

     Bond Fund: one shareholder owning 22%;

     Aggressive Equity Fund: one shareholder owning 9%.

     Money Market Fund: one shareholder owning 8%.

6. DIVIDENDS

      On June 30, 2003, dividend distributions were declared and paid from accumulated net investment income to shareholders of record on June 27, 2003. For the year ended December 31, 2002 dividend distributions were declared for each of the funds from net investment income and, as applicable, from net realized gains on investment transactions in accordance with Internal Revenue Service regulations. Pursuant to shareholders' instructions, substantially all dividend distributions throughout 2003 and 2002 were immediately reinvested in additional shares of each fund.

                                                              Mid-Cap       Aggressive                      Money
                                All America  Equity Index   Equity Index      Equity         Bond          Market
                                    Fund         Fund           Fund           Fund          Fund           Fund
                                -----------  ------------   ------------    ----------       ----          ------
Ordinary income (a)
  2003 ....................       $171,453     $218,322       $114,496         $  0       $  878,666       $338,939
  2002 ....................        312,772      397,846        217,851            0        1,931,088        968,007
Long-term capital gains (b)
  2003 ....................              0            0              0            0                0              0
  2002 ....................              0            0              0            0          576,328              0
Return of capital
  2003 ....................              0            0              0            0                0              0
  2002 ....................          7,988            0          4,478            0                0              0

----------
The character of current year distributions will be determined at the end of the year.

Notes:

(a) Includes distributions from fund-level net short-term capital gains. With the exception of Bond and Money Market, 100 percent of each fund's ordinary income dividends qualify for the corporate dividends received deductions.

(b) To the extent reported, each fund designates these amounts as capital gain dividends for federal income tax purposes.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
              NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

6. DIVIDENDS (CONTINUED)

      As of December 31, 2002 undistributed net income and undistributed accumulated gain (loss) on a tax basis was as follows:

                                                              Mid-Cap       Aggressive                      Money
                                All America  Equity Index   Equity Index      Equity         Bond          Market
                                    Fund         Fund           Fund           Fund          Fund           Fund
                                -----------  ------------   ------------    ----------       ----          ------
Undistributed ordinary income     $  0         $7,866         $   0           $  0           $  0          $10,825
Undistributed long-term
  capital gains .............        0              0             0              0              0                0

      The difference between the components of distributable earnings on a tax basis and the amount reflected in the statements of changes in net assets are primarily due to wash sales, post-October losses and the federal income tax treatment of futures.

      During the year ended December 31, 2002, each fund reclassified the following book to tax differences [increases (decreases)]:

                                                           Mid-Cap      Aggressive                                     Money
                                         All America    Equity Index   Equity Index      Equity         Bond          Market
                                             Fund           Fund           Fund           Fund          Fund           Fund
                                         -----------    ------------   ------------    ----------       ----          ------
Accumulated undistributed net
  investment income ....................  $      97      $  (3,473)     $   1,022      $  30,523      $  13,375      $    (148)
Accumulated undistributed net
  realized gain (loss) on
  investments and futures
  contracts ............................    215,997         17,167        254,817              0        192,083            148
                                          ---------      ---------      ---------      ---------      ---------      ---------
Paid-in capital ........................  $(216,094)     $ (13,694)     $(255,840)     $ (30,523)     $(205,458)     $       0
                                          =========      =========      =========      =========      =========      =========

      These reclassifications were made as result of the differences arising from the disallowance of net operating losses and other cumulative adjustments for federal income tax purposes versus financial reporting purposes. Each fund's net assets were not affected by these reclassifications.

                        MUTUAL OF AMERICA
                        INSTITUTIONAL
                        FUNDS, INC.

                        Distributed by:
                        MUTUAL OF AMERICA SECURITIES CORPORATION
                        320 PARK AVENUE
                        NEW YORK, NY 10022-6839
                        800-914-8716

ITEM 2.    CODE OF ETHICS.

           Item not applicable to semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

           Item not applicable to semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

           Item not applicable to semi-annual report.

ITEM 5.    Not applicable.

ITEM 6.    Reserved


ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES
           FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

           Not applicable.

ITEM 8.    Reserved

ITEM 9.    CONTROLS AND PROCEDURES.

           (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely and accurate manner.

           (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal six-month period that has materially affected, or is likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10.   EXHIBITS.

           (a)  Not required at this time.

           (b)  Attached hereto.

           Exhibit 99. Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

           Exhibit 99.1 Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


      Mutual of America Institutional Funds, Inc.

By:   /s/ JOHN R. GREED
      ----------------------------------
      John R. Greed
      Executive Vice President and
      Chief Financial Officer of
      Mutual of America Institutional Funds, Inc.

Date: Sept. 8, 2003



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ MANFRED ALTSTADT*
      ----------------------------------
      Manfred Altstadt
      Senior Executive Vice
      President and Treasurer of
      Mutual of America Institutional Funds, Inc.

  * Due to a medical disability, the President of registrant is unable to sign the Form N-CSR. Mr. Altstadt is the second ranking executive officer.

Date: Sept. 8, 2003



By:   /s/ JOHN R. GREED
      ----------------------------------
      John R. Greed
      Executive Vice President and
      Chief Financial Officer of
      Mutual of America Institutional Funds, Inc.

Date: Sept. 8, 2003